Undiscovered Managers Funds
SEMI-ANNUAL REPORT                                                     [GRAPHIC]

February 28th, 2002

Undiscovered Managers
BEHAVIORAL GROWTH FUND

Undiscovered Managers
BEHAVIORAL VALUE FUND

Undiscovered Managers
REIT FUND

Undiscovered Managers
SPECIAL SMALL CAP FUND

Undiscovered Managers
SMALL CAP VALUE FUND

Undiscovered Managers
HIDDEN VALUE FUND

UM MERGER & ACQUISITION FUND

UM SMALL CAP GROWTH FUND

UM INTERNATIONAL SMALL CAP EQUITY FUND

UM INTERNATIONAL EQUITY FUND


                                                       UNDISCOVERED MANAGERS(TM)

UNDISCOVERED MANAGERS(TM)

INVESTMENT ADVISER
Undiscovered Managers, LLC
700 North Pearl Street, Suite 1625
Dallas, Texas 75201

DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, Pennsylvania 19406

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

TRANSFER AGENT
PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

INDEPENDENT AUDITORS
Deloitte & Touche LLP
1633 Broadway
New York, New York 10019

CUSTODIAN
The Bank of New York
15 Broadstreet
New York, New York 10286

The report and the financial statements contained herein are submitted for the general information of the shareholders of Undiscovered Managers Funds. The report is not authorized for distribution to prospective investors in Undiscovered Managers Funds unless preceded or accompanied by the current prospectus.

                                                                       [GRAPHIC]

To Our Shareholders:

Undiscovered Managers Funds had several notable accomplishments over the last six months, despite the immense challenges forced on the markets by the September 11 tragedies and their aftermath.

Achieving strong returns in this tumultuous environment was no small feat. But a number of our funds did just that. The Behavioral Growth Fund, for instance, trounced its benchmark by 5.46%, returning 0.83% compared to the Russell 2500 Growth Fund, which returned -4.63% over the six months ending February 28, 2002. The Hidden Value Fund also had an impressive six months, beating its benchmark by 3.03%, returning 7.06% compared to the Russell Midcap Value Index, which returned 4.03%. The Special Small Cap Fund, Small Cap Growth Fund and Small Cap Value Fund also outperformed their respective benchmarks over this period.*

Five of our funds can now be found most days in the Wall Street Journal under the Undiscovered Managers heading: the Behavioral Growth Fund (BehGrIs) the Behavioral Value Fund (BehavVlIs), the REIT Fund (REIT), the Small Cap Value Fund (SmCapVal) and the Small Cap Growth Fund (SmCaGrIns).

We continue to adhere to the fundamentals and principals that have allowed us to succeed throughout these turbulent mar-kets, and we anticipate a bright and successful future. We would like to also take this opportunity to thank our shareholders, sub-advisors and employees for their unrelenting support of Undiscovered Managers Funds.

Sincerely,

/s/ MARK P. HURLEY

Mark P. Hurley

*For the six months ending 2/28/02

                                                                8/31/01-2/28/02
                                                                ---------------
        Special Small Cap Fund                                       3.00%
        Russell 2000 Index                                           0.85%

        Small Cap Growth Fund                                       (4.22)%
        Russell 2000 Growth Index                                   (4.56)%

        Small Cap Value Fund                                         6.05%
        Russell 2000 Value Index                                     5.85%

The past performance of any investment, investment strategy or investment style is not indicative of future performance. Share prices will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns quoted are for Institutional Class only.

Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

The Russell 2500 Growth Index and Russell Midcap Value Index are unmanaged indices. The Russell 2500 Growth Index is comprised of the 2500 smallest of the 3000 largest U.S.-domiciled corporations with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Value Index represents the performance of the 800 smallest of the 1000 largest U.S.-domiciled corporations, ranked by market capitalization, with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is comprised of the 2000 smallest of the 3000 largest U.S.-domiciled corporations ranked by market capitalization. The Russell 2000 Growth Index is comprised of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Value Index is comprised of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Unlike mutual funds, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

This report has been prepared for shareholders of Undiscovered Managers Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus.

BEHAVIORAL GROWTH FUND
                                                                       [GRAPHIC]
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                           -----------
COMMON STOCKS--99.66%

         BUSINESS SERVICES--4.30%
 72,300  FreeMarkets, Inc.*....................................  $ 1,405,512
 44,900  Global Payments, Inc..................................    1,372,593
107,000  IKON Office Solutions, Inc............................    1,433,800
                                                                 -----------
                                                                   4,211,905
                                                                 -----------
         COMPUTER HARDWARE & SOFTWARE--19.01%
 95,150  Activision, Inc.*.....................................    2,717,484
 83,600  Adaptec, Inc.*........................................      953,040
333,200  Ascential Software Corp.*.............................    1,299,480
 69,300  Computer Network Technology Corp.*....................      842,688
 59,100  Hutchinson Technology, Inc.*..........................    1,255,875
 39,700  Internet Security Systems, Inc.*......................      941,287
 30,850  Kronos, Inc.*.........................................    1,381,154
 92,000  MRO Software, Inc.*...................................    1,715,800
 36,300  Read-Rite Corp.*......................................      102,729
108,200  Roxio, Inc.*..........................................    1,839,400
119,600  SeeBeyond Technology Corp.*...........................    1,088,360
 79,800  Storage Technology Corp.*.............................    1,532,160
125,500  TriZetto Group, Inc.*.................................    1,620,205
226,000  Western Digital Corp.*................................    1,313,060
                                                                 -----------
                                                                  18,602,722
                                                                 -----------
         CONSUMER PRODUCTS--3.46%
105,500  NBTY, Inc.*...........................................    1,565,620
108,100  The Dial Corp.........................................    1,816,080
                                                                 -----------
                                                                   3,381,700
                                                                 -----------
         CONSUMER SERVICES--6.21%
 54,300  Expedia, Inc., Class A*...............................    3,035,370
 10,541  Expedia, Inc. WT09*...................................      274,061
115,500  Ticketmaster, Class B*................................    2,772,000
                                                                 -----------
                                                                   6,081,431
                                                                 -----------
         ENTERTAINMENT--1.03%
 85,700  Midway Games, Inc.*...................................    1,003,547
                                                                 -----------

         HEALTH CARE SERVICES--8.83%
 26,700  Accredo Health, Inc.*.................................    1,379,055
 41,200  Pharmaceutical Product Development, Inc*..............    1,283,792
 37,900  Quest Diagnostics, Inc.*..............................    2,687,489
 45,900  Trigon Healthcare, Inc.*..............................    3,291,030
                                                                 -----------
                                                                   8,641,366
                                                                 -----------
         HOTEL/GAMING--7.96%
 55,100  Argosy Gaming Co.*....................................    1,898,195
 85,700  Aztar Corp.*..........................................    1,966,815
 58,100  International Game Technology*........................    3,922,912
                                                                 -----------
                                                                   7,787,922
                                                                 -----------
         INSURANCE--1.66%
 45,800  Hilb, Rogal and Hamilton Co...........................    1,628,190
                                                                 -----------
         INTERNET SERVICES--1.93%
 62,300  Overture Services, Inc.*..............................    1,885,198
                                                                 -----------
         MANUFACTURING--1.83%
 64,700  Reebok International, Ltd.*...........................  $ 1,790,896
                                                                 -----------
         MEDICAL - HOSPITALS--2.12%
 53,900  Universal Health Services, Inc., Class B..............    2,074,611
                                                                 -----------
         MEDICAL PRODUCTS--8.44%
 41,200  Affymetrix, Inc. *....................................    1,013,520
132,900  SICOR, Inc.*..........................................    2,126,400
126,900  Varian Medical Systems, Inc...........................    5,124,222
                                                                 -----------
                                                                   8,264,142
                                                                 -----------
         PUBLISHING--3.13%
 61,000  Scholastic Corp.*.....................................    3,059,150
                                                                 -----------
         RENTAL/LEASING COMPANIES--1.72%
 39,200  Rent-A-Center, Inc.*..................................    1,679,328
                                                                 -----------
         RESTAURANTS--1.49%
 74,100  Lone Star Steakhouse & Saloon, Inc....................    1,461,252
                                                                 -----------
         RETAIL--19.80%
 35,600  AnnTaylor Stores Corp.*...............................    1,465,296
 58,100  Coach, Inc.*..........................................    2,896,866
 34,500  Electronics Boutique Holdings Corp.*..................    1,204,395
125,400  Hollywood Entertainment Corp.*........................    1,780,680
 31,800  Lands' End, Inc.......................................    1,555,656
 70,800  Michaels Stores, Inc.*................................    2,109,840
 68,100  Sonic Automotive, Inc.*...............................    1,789,668
 76,850  The Wet Seal, Inc., Class A*..........................    2,523,754
 70,700  Too, Inc.*............................................    2,188,872
111,300  Winn-Dixie Stores, Inc................................    1,864,275
                                                                 -----------
                                                                  19,379,302
                                                                 -----------
         SEMICONDUCTORS--1.34%
 30,400  DuPont Photomasks, Inc.*..............................    1,306,592
                                                                 -----------
         TECHNOLOGY--3.16%
130,300  Network Associates, Inc.*.............................    3,090,716
                                                                 -----------
         TELECOMMUNICATIONS--0.83%
 66,300  Spectrian Corp.*......................................      813,501
                                                                 -----------
         TRAVEL & RECREATION--1.41%
 27,100  Hotel Reservations Network, Inc.*.....................    1,382,100
                                                                 -----------
         TOTAL COMMON STOCKS
         (Cost $80,058,873)....................................   97,525,571
                                                                 -----------
TOTAL INVESTMENTS--99.66%
(Cost $80,058,873).............................................   97,525,571
                                                                 -----------
NET OTHER ASSETS AND LIABILITIES--0.34%........................      337,141
                                                                 -----------
NET ASSETS--100.00%............................................  $97,862,712
                                                                 ===========

----------
* Non-income producing security

                                       4       See Notes to Financial Statements

BEHAVIORAL VALUE FUND
                                                                       [GRAPHIC]
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                           -----------
COMMON STOCKS--98.21%

         ADVERTISING--2.44%
 21,200  ADVO, Inc.............................................  $   805,600
 48,800  Digital Generation Systems, Inc.*.....................       57,584
                                                                 -----------
                                                                     863,184
                                                                 -----------
         AEROSPACE/DEFENSE--0.97%
 21,000  Teledyne Technologies, Inc.*..........................      343,350
                                                                 -----------
         AGRICULTURE--0.74%
 13,800  Delta and Pine Land Co................................      261,372
                                                                 -----------
         AIRLINES--0.45%
 16,700  Mesa Air Group, Inc.*.................................      159,986
                                                                 -----------
         AUTOMOBILE--1.76%
136,100  Titan International, Inc..............................      621,977
                                                                 -----------
         BROADCAST, RADIO & TV--1.47%
 13,500  Salem Communications Corp., Class A*                        324,000
  6,624  USA Networks, Inc.*...................................      195,805
                                                                 -----------
                                                                     519,805
                                                                 -----------
         BUSINESS SERVICES--5.16%
162,700  Century Business Services, Inc.*......................      528,775
144,038  Edgewater Technology, Inc.*...........................      579,033
 24,300  Harland (John H.) Co..................................      651,726
 13,100  Labor Ready, Inc.*....................................       63,535
                                                                 -----------
                                                                   1,823,069
                                                                 -----------
         CHEMICALS--3.47%
 57,300  Airgas, Inc.*.........................................    1,008,480
  7,100  Engelhard Corp........................................      204,267
 37,500  Uniroyal Technology Corp.*............................       14,250
                                                                 -----------
                                                                   1,226,997
                                                                 -----------
         COMMERCIAL SERVICES--1.54%
 24,200  infoUSA, Inc.*........................................      163,592
 38,100  PRG-Schultz International, Inc.*......................      381,762
                                                                 -----------
                                                                     545,354
                                                                 -----------
         COMPUTER HARDWARE & SOFTWARE--5.49%
 11,400  Actuate Corp.*........................................       57,114
 20,000  Advanced Digital Information Corp.*...................      246,200
 96,400  CompuCom Systems, Inc.*...............................      288,236
174,000  Epicor Software Corp.*................................      374,100
127,100  Intertrust Technologies Corp.*........................      129,642
  9,700  InterVoice-Brite, Inc.*...............................       48,888
 19,100  Mentor Graphics Corp.*................................      414,661
 26,700  The 3DO Co.*..........................................       15,219
 63,300  Western Digital Corp.*................................      367,773
                                                                 -----------
                                                                   1,941,833
                                                                 -----------
         CONSUMER PRODUCTS--2.41%
 63,860  Central Garden & Pet Co.*.............................      591,344
  2,800  NBTY, Inc.*...........................................       41,552
 22,900  The Topps Co., Inc.*..................................      219,611
                                                                 -----------
                                                                     852,507
                                                                 -----------
         CONSUMER SERVICES--0.83%
 44,600  Pinnacle Entertainment, Inc...........................   $  292,130
                                                                 -----------
         DISTRIBUTION--0.57%
 55,060  CellStar Corp.*.......................................      200,363
                                                                 -----------
         DIVERSIFIED MANUFACTURING--4.08%
 76,450  Griffon Corp.*........................................    1,441,082
                                                                 -----------
         ELECTRIC COMPANIES--1.27%
 26,500  Western Resources, Inc................................      450,500
                                                                 -----------
         ELECTRONICS--4.33%
 50,800  Checkpoint Systems, Inc.*.............................      711,200
 14,700  Cirrus Logic, Inc.*...................................      226,821
 11,100  Digi International, Inc.*.............................       65,490
 40,500  Three-Five Systems, Inc.*.............................      526,905
                                                                 -----------
                                                                   1,530,416
                                                                 -----------
         ENTERTAINMENT--0.30%
  7,400  Championship Auto Racing Teams, Inc.*.................      107,744
                                                                 -----------
         FINANCIAL SERVICES--14.59%
 12,700  21st Century Insurance Group..........................      216,535
 13,000  Doral Financial Corp..................................      446,420
 37,900  First American Corp...................................      750,041
101,200  Gold Banc Corp., Inc..................................      735,724
  3,700  Hudson United Bancorp ................................      113,590
  8,800  Metris Companies, Inc.................................      143,264
  8,150  PMI Group, Inc........................................      577,427
 44,830  Republic Bancorp, Inc.................................      555,892
 37,950  SWS Group, Inc........................................      730,538
 27,305  Washington Mutual, Inc................................      888,232
                                                                 -----------
                                                                   5,157,663
                                                                 -----------
         FOOD AND BEVERAGE--0.44%
 10,800  Lance, Inc............................................      156,060
                                                                 -----------
         HEALTH CARE SERVICES--1.47%
 29,700  Caremark Rx, Inc.*....................................      518,265
                                                                 -----------
         INTERNET SERVICES--0.31%
 21,300  WatchGuard Technologies, Inc.*........................      110,121
                                                                 -----------
         MANUFACTURING--9.35%
 65,200  Foamex International, Inc.*...........................      525,512
 18,800  Lincoln Electric Holdings, Inc........................      488,236
 27,100  McDermott International, Inc.*........................      388,072
 73,000  RTI International Metals, Inc.*.......................      719,050
 15,500  Stanley Works.........................................      781,665
 70,700  UNOVA, Inc.*..........................................      405,111
                                                                 -----------
                                                                   3,307,646
                                                                 -----------
         MEDIA - CABLE TELEVISION--0.45%
 39,900  Pegasus Communications Corp.*.........................      159,201
                                                                 -----------
         MEDICAL-BIOMEDICAL/GENE--1.06%
 30,300  ArQule, Inc.*.........................................      375,720
                                                                 -----------

                                       5       See Notes to Financial Statements

                                                                       [GRAPHIC]
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                           -----------
         MEDICAL - MANAGEMENT SERVICES--0.97%
 30,200  Per-Se Technologies, Inc.*...........................   $   342,770
                                                                 -----------
         MEDICAL PRODUCTS--4.45%
  9,062  IVAX Corp.*..........................................       154,054
 73,200  OrthoLogic Corp.*....................................       329,400
  6,900  Owens & Minor, Inc...................................       131,100
 11,700  Perrigo Co.*.........................................       130,923
 73,500  Sola International, Inc.*............................       827,610
                                                                 -----------
                                                                   1,573,087
                                                                 -----------
         MEDICAL SUPPLIES & SERVICES--1.50%
 43,500  Prime Medical Services, Inc.*........................       266,655
 32,500  Res-Care, Inc.*......................................       265,525
                                                                 -----------
                                                                     532,180
                                                                 -----------
         OFFICE EQUIPMENT & SUPPLIES--0.28%
  6,300  Kimball International, Inc., Class B.................        99,036
                                                                 -----------
         OIL & GAS--8.12%
 44,300  Global Industries, Ltd.*.............................       394,270
120,400  Newpark Resources, Inc.*.............................       799,456
 36,800  Pennzoil - Quaker State Co...........................       518,880
 19,600  Rowan Companies, Inc.*...............................       365,540
 29,400  Seitel, Inc.*........................................       255,780
 14,600  Stone Energy Corp.*..................................       538,302
                                                                 -----------
                                                                   2,872,228
                                                                 -----------
         PROCESS INDUSTRIES--1.52%
 74,100  Unifi, Inc.*.........................................       539,448
                                                                 -----------
         PUBLISHING--0.46%
 68,700  PRIMEDIA, Inc.*......................................       161,445
                                                                 -----------
         RENTAL AUTO EQUIPMENT--0.15%
140,400  Budget Group, Inc., Class A*.........................        53,352
                                                                 -----------
         RETAIL--10.10%
 39,500  Foot Locker, Inc.....................................       651,750
 18,300  Footstar, Inc.*......................................       508,740
 33,000  Gadzooks, Inc.*......................................       602,250
 50,300  Pier 1 Imports, Inc..................................     1,004,491
106,900  Rite Aid Corp.*......................................       357,046
 13,900  Saks, Inc.*..........................................       159,850
 32,000  The Sports Authority, Inc.*..........................       288,000
                                                                 -----------
                                                                   3,572,127
                                                                 -----------
         TELECOMMUNICATIONS--1.75%
 22,000  Broadwing, Inc.*.....................................       138,160
 34,400  MasTec, Inc.*........................................       198,144
 62,800  PTEK Holdings, Inc.*.................................       238,640
 27,000  Westell Technologies, Inc.*..........................        45,360
                                                                 -----------
                                                                     620,304
                                                                 -----------
         TOBACCO--0.44%
 65,100  Star Scientific, Inc.*...............................       156,240
                                                                 -----------
         TRANSPORTATION--1.92%
124,100  OMI Corp.*...........................................   $   436,832
 11,900  Overseas Shipholding Group, Inc......................       241,332
                                                                 -----------
                                                                     678,164
                                                                 -----------
         WIRE & CABLE PRODUCTS--0.76%
 32,900  Western Wireless Corp., Class A*.....................       267,477
                                                                 -----------
         WIRELESS COMMUNICATIONS--0.84%
 12,900  Crown Castle International Corp.*....................        80,109
 72,800  Netro Corp.*.........................................       215,488
                                                                 -----------
                                                                     295,597
                                                                 -----------
         TOTAL COMMON STOCKS
         (Cost $29,931,463)...................................    34,729,800
                                                                 -----------
TOTAL INVESTMENTS--98.21%
(Cost $29,931,463)............................................    34,729,800
                                                                 -----------
NET OTHER ASSETS AND LIABILITIES--1.79%                              631,523
                                                                 -----------
NET ASSETS--100.00%...........................................   $35,361,323
                                                                 ===========

----------
* Non-income producing security

                                       6      See Notes to Financial Statements

REIT FUND
                                                                      [GRAPHIC]
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                           ------------
COMMON STOCKS--97.67%

         APARTMENTS--19.06%
 59,100  Apartment Investment &
         Management Co.........................................  $  2,670,138
196,700  Archstone-SmithTrust..................................     5,090,596
126,500  Avalonbay Communities, Inc............................     5,836,710
 28,000  Camden Property Trust.................................     1,008,000
123,600  Equity Residential Properties Trust...................     3,331,020
 53,800  Home Properties of New York, Inc......................     1,739,354
                                                                 ------------
                                                                   19,675,818
                                                                 ------------
         DIVERSIFIED R.E.--8.58%
 82,200  Cousins Properties, Inc...............................     2,148,708
160,500  Vornado Realty Trust..................................     6,708,900
                                                                 ------------
                                                                    8,857,608
                                                                 ------------
         FACTORY OUTLETS--5.92%
119,900  Chelsea Property Group, Inc...........................     6,114,900
                                                                 ------------
         HEALTH CARE R.E.--1.87%
 51,000  Health Care Property Investors, Inc...................     1,927,800
                                                                 ------------
         HOTELS & OTHER LODGING PLACES--2.11%
202,200  Host Marriott Corp.*..................................     2,183,760
                                                                 ------------
         INDUSTRIAL--9.44%
224,400  AMB Property Corp.....................................     5,845,620
 17,900  CenterPoint Properties Corp...........................       912,005
132,700  ProLogis Trust........................................     2,985,750
                                                                 ------------
                                                                    9,743,375
                                                                 ------------
         MANUFACTURED HOUSING--7.45%
196,500  Manufactured Home Communities, Inc....................     6,396,075
 33,600  Sun Communities, Inc. ................................     1,294,608
                                                                 ------------
                                                                    7,690,683
                                                                 ------------
         OFFICE BUILDINGS--24.47%
150,100  Alexandria Real Estate Equities, Inc..................     6,206,635
128,400  Boston Properties, Inc................................     4,836,828
 95,200  CarrAmerica Realty Corp...............................     2,836,960
 40,000  Duke Realty Corp......................................       952,000
279,200  Equity Office Properties Trust........................     8,013,040
 56,400  Kilroy Realty Corp....................................     1,469,220
 33,800  Prentiss Properties Trust.............................       949,780
                                                                 ------------
                                                                   25,264,463
                                                                 ------------
         REGIONAL MALLS--10.13%
 71,100  General Growth Properties, Inc........................     2,986,200
 87,900  Macerich Co...........................................     2,404,065
 90,700  Simon Property Group, Inc.............................     2,791,746
148,000  Taubman Centers, Inc..................................     2,271,800
                                                                 ------------
                                                                   10,453,811
                                                                 ------------
         SHOPPING CENTERS--2.72%
 54,700  Kimco Realty Corp.....................................     1,696,794
 22,500  Weingarten Realty Investors...........................     1,109,250
                                                                 ------------
                                                                    2,806,044
                                                                 ------------
         STORAGE--5.92%
 84,000  Public Storage, Inc...................................  $  3,087,840
 91,800  Shurgard Storage Centers, Inc., Class A...............     3,024,810
                                                                 ------------
                                                                    6,112,650
                                                                 ------------
         TOTAL COMMON STOCKS
         (Cost $88,740,919)....................................   100,830,912
                                                                 ------------
TOTAL INVESTMENTS--97.67%
(Cost $88,740,919).............................................   100,830,912
                                                                 ------------
NET OTHER ASSETS AND LIABILITIES--2.33%                             2,402,338
                                                                 ------------
NET ASSETS--100.00%............................................  $103,233,250
                                                                 ============

----------
* Non-income producing security

                                       7      See Notes to Financial Statements

SPECIAL SMALL CAP FUND
                                                                      [GRAPHIC]
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                           -----------
COMMON STOCKS-- 95.68%

         AUTOMOBILES--3.65%
 14,600  Midas, Inc............................................  $    154,030
  3,000  Strattec Security Corp.*..............................       128,604
 35,500  Tenneco Automotive, Inc.*.............................        85,910
                                                                 ------------
                                                                      368,544
                                                                 ------------
         BANKS--1.38%
  5,000  First BanCorp.........................................       139,500
                                                                 ------------
         BITUMINOUS COAL LIGNITE MINING--2.25%
 16,100  Massey Energy Co......................................       227,654
                                                                 ------------
         BUSINESS SERVICES--3.22%
 24,300  IKON Office Solutions, Inc............................       325,620
                                                                 ------------
         CAPITAL GOODS--3.55%
  7,300  Hardinge, Inc.........................................        75,190
  7,300  Lawson Products, Inc..................................       204,254
 14,700  Royal Appliance Manufacturing Co.*....................        79,380
                                                                 ------------
                                                                      358,824
                                                                 ------------
         CASINO/GAMING--1.18%
  9,100  MTR Gaming Group, Inc.*...............................       119,756
                                                                 ------------
         CHEMICALS--6.13%
 10,500  IMC Global, Inc.......................................       139,650
 15,700  Octel Corp.*..........................................       281,815
  9,300  Sensient Technologies Corp............................       197,997
                                                                 ------------
                                                                      619,462
                                                                 ------------
         COMPUTER HARDWARE & SOFTWARE--2.24%
 11,700  Electronics for Imaging, Inc.*........................       226,980
                                                                 ------------
         CONSUMER PRODUCTS--7.03%
 17,300  Interstate Bakeries Corp..............................       436,479
 17,700  Wolverine World Wide, Inc.............................       273,996
                                                                 ------------
                                                                      710,475
                                                                 ------------
         DISTRIBUTION--5.12%
 13,200  United Stationers, Inc.*..............................       518,100
                                                                 ------------
         DIVERSIFIED MANUFACTURING--1.89%
  5,700  Lancaster Colony Corp.................................       190,665
                                                                 ------------
         ELECTRONICS--2.11%
  5,600  ESCO Technologies, Inc.*..............................       213,808
                                                                 ------------
         ENERGY & UTILITIES--4.04%
 17,100  Castle Energy Corp....................................        92,511
 22,000  El Paso Electric Co...................................       315,920
                                                                 ------------
                                                                      408,431
                                                                 ------------
         ENGINEERING--2.29%
  6,100  Fluor Corp............................................       231,251
                                                                 ------------
         FINANCIAL SERVICES--6.37%
  1,018  Advanta Corp., Class A ...............................  $      9,722
 15,400  PFF Bancorp, Inc......................................       447,370
  6,273  Sterling Bancorp......................................       187,249
                                                                 ------------
                                                                      644,341
                                                                 ------------
         HEALTH CARE SERVICES--2.87%
 10,050  CorVel Corp.*.........................................       289,942
                                                                 ------------
         HOUSEHOLD PRODUCTS--1.42%
  2,800  Libbey, Inc...........................................        93,520
 22,800  U.S. Industries, Inc.*................................        50,160
                                                                 ------------
                                                                      143,680
                                                                 ------------
         INSURANCE--4.45%
  8,400  FPIC Insurance Group, Inc.*...........................       104,244
 11,700  Penn-America Group, Inc...............................       161,460
  8,900  Presidential Life Corp................................       184,497
                                                                 ------------
                                                                      450,201
                                                                 ------------
         MACHINERY--1.35%
 10,700  Milacron, Inc.........................................       135,997
                                                                 ------------
         OIL & GAS--1.16%
  8,500  Nuevo Energy Co.*.....................................       117,300
                                                                 ------------
         OIL SERVICES--1.10%
  8,000  Maverick Tube Corp.*..................................       111,200
                                                                 ------------
         PAPER & RELATED PRODUCTS--1.96%
 17,400  Wausau-Mosinee Paper Corp.............................       198,186
                                                                 ------------
         REAL ESTATE DEVELOPMENT--0.64%
  2,700  Avatar Holdings, Inc.*................................        64,908
                                                                 ------------
         REAL ESTATE INVESTMENT TRUST--5.39%
 10,400  Highwoods Properties, Inc.............................       278,616
  4,700  Koger Equity, Inc.....................................        81,686
  7,200  Mid-America Apartment
         Communities, Inc......................................       184,680
                                                                 ------------
                                                                      544,982
                                                                 ------------
         RESTAURANTS--0.89%
  2,500  Applebee's International, Inc.........................        90,200
                                                                 ------------
         RETAIL--15.25%
 11,800  Dress Barn, Inc.*.....................................       336,772
 11,400  Regis Corp............................................       289,332
 34,300  Stein Mart, Inc.*.....................................       314,531
 10,900  The Men's Wearhouse, Inc.*............................       267,704
  9,800  Whitehall Jewellers, Inc.*............................       136,710
  4,500  Zale Corp.*...........................................       196,785
                                                                 ------------
                                                                    1,541,834
                                                                 ------------
         TEXTILES PRODUCTS--0.41%
  5,400  National Service Industries, Inc......................        41,580
                                                                 ------------

                                       8       See Notes to Financial Statements

                                                                      [GRAPHIC]
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                           -----------
         TRANSPORTATION--6.34%
  3,900  Landstar System, Inc.*................................  $    320,892
  8,900  USFreightways Corp....................................       320,400
                                                                 ------------
                                                                      641,292
                                                                 ------------
         TOTAL COMMON STOCKS
         (Cost $7,658,672).....................................     9,674,713
                                                                 ------------
TOTAL INVESTMENTS--95.68%
(Cost $7,658,672)..............................................     9,674,713
                                                                 ------------
NET OTHER ASSETS AND LIABILITIES--4.32%........................       436,600
                                                                 ------------
NET ASSETS--100.00%............................................  $ 10,111,313
                                                                 ============

----------
* Non-income producing security

                                        9      See Notes to Financial Statements

SMALL CAP VALUE FUND
                                                                      [GRAPHIC]
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                           -----------
COMMON STOCKS--88.81%

         BASIC MATERIALS--4.24%
 60,000  AptarGroup, Inc.....................................   $   2,076,000
 44,200  Pentair, Inc........................................       1,723,800
 35,000  Reliance Steel & Aluminum Co.                                910,000
                                                                 ------------
                                                                    4,709,800
                                                                 ------------
         BUILDING & CONSTRUCTION--5.18%
 80,000  Granite Construction, Inc...........................       1,722,400
 50,000  Lennar Corp.........................................       2,760,500
 60,000  NCI Building Systems, Inc.*.........................       1,267,800
                                                                 ------------
                                                                    5,750,700
                                                                 ------------
         BUSINESS SERVICES--1.80%
 68,100  Reynolds & Reynolds Co., Class A....................       1,998,735
                                                                 ------------
         CHEMICALS--3.31%
 30,000  Cambrex Corp........................................       1,241,700
 91,000  Ferro Corp..........................................       2,435,160
                                                                 ------------
                                                                    3,676,860
                                                                 ------------
         CONGLOMERATES--0.64%
 46,000  Stewart & Stevenson Services, Inc...................         714,380
                                                                 ------------
         CONSUMER PRODUCTS--2.06%
 51,800  Rayovac Corp.*......................................         704,480
 33,600  (The) Scotts Co., Class A*..........................       1,579,536
                                                                 ------------
                                                                    2,284,016
                                                                 ------------
         DISTRIBUTION--1.94%
 55,000  United Stationers, Inc..............................       2,158,750
                                                                 ------------
         ELECTRONICS--6.13%
 60,000  AMETEK, Inc.........................................       2,071,200
 51,100  Arrow Electronics, Inc.*............................       1,369,480
 75,000  C&D Technologies, Inc...............................       1,492,500
 24,800  Diebold, Inc........................................         905,200
 38,000  Park Electrochemical Corp...........................         959,500
                                                                 ------------
                                                                    6,797,880
                                                                 ------------
         FINANCIAL SERVICES--10.99%
 50,000  American Capital Strategies, Ltd....................       1,431,000
 90,000  Columbia Banking System, Inc.*......................       1,080,000
 45,000  FirstMerit Corp.....................................       1,232,100
 61,000  Prosperity Bancshares, Inc..........................       1,769,000
 56,441  Republic Bancorp, Inc...............................         699,868
155,000  Sovereign Bancorp, Inc..............................       1,963,850
102,000  UNB Corp............................................       1,912,500
 60,000  Webster Financial Corp..............................       2,103,600
                                                                 ------------
                                                                   12,191,918
                                                                 ------------
         FOOD & BEVERAGE--3.59%
 14,400  Dean Foods Co.*.....................................       1,032,048
 40,000  Hormel Foods Corp...................................       1,094,800
 75,000  Smithfield Foods, Inc.*.............................       1,852,500
                                                                 ------------
                                                                    3,979,348
                                                                 ------------
         FOOD DISTRIBUTORS--0.43%
 75,000  Spartan Stores, Inc.*...............................    $    471,000
                                                                 ------------
         HEALTH MAINTENANCE--2.29%
 70,000  Oxford Health Plans, Inc.*..........................       2,544,500
                                                                 ------------
         HOTEL/GAMING--0.93%
 30,000  Argosy Gaming Co.*..................................       1,033,500
                                                                 ------------
         INSURANCE--4.36%
 55,000  Radian Group, Inc...................................       2,566,850
 21,000  RenaissanceRe Holdings, Ltd.........................       2,274,930
                                                                 ------------
                                                                    4,841,780
         MACHINERY--2.15%
 65,900  Manitowoc Co., Inc..................................       2,385,580
                                                                 ------------
         MANUFACTURING--1.95%
 65,000  KEMET Corp.*........................................       1,058,850
 19,200  Woodward Governor Co................................       1,109,952
                                                                 ------------
                                                                    2,168,802
                                                                 ------------
         MEDICAL PRODUCTS--4.68%
 70,000  Datascope Corp......................................       2,042,600
 30,000  DENTSPLY International, Inc.........................         995,100
 65,000  Vital Signs, Inc....................................       2,156,700
                                                                 ------------
                                                                    5,194,400
                                                                 ------------
         METALS & METAL PRODUCTS--1.74%
 60,000  Mueller Industries, Inc.*...........................       1,924,800
                                                                 ------------
         OIL & GAS--4.64%
 50,000  Atmos Energy Corp...................................       1,115,000
 55,000  Key Production Co., Inc.*...........................         926,750
 75,000  Pride International, Inc.*..........................         966,000
 56,000  Tom Brown, Inc.*....................................       1,505,280
 61,200  Vintage Petroleum, Inc..............................         642,600
                                                                 ------------
                                                                    5,155,630
                                                                 ------------
         PAPER & RELATED PRODUCTS--0.62%
 60,000  Wausau-Mosinee Paper Corp............................        683,400
                                                                 ------------
         PUBLISHING--4.65%
 60,800  Banta Corp. .........................................      2,029,504
 86,300  Journal Register Co.*................................      1,674,220
 38,000  Valassis Communications, Inc.*.......................      1,461,480
                                                                 ------------
                                                                    5,165,204
                                                                 ------------
         REAL ESTATE INVESTMENT TRUST--2.02%
 70,000  First Industrial Realty Trust, Inc...................      2,243,500
                                                                 ------------
         RESTAURANTS--1.22%
 37,500  Applebee's International, Inc........................      1,353,000
                                                                 ------------

                                        10    See Notes to Financial Statements

                                                                      [GRAPHIC]
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                           -----------
         RETAIL--9.39%
 36,500  Furniture Brands International, Inc.*................   $  1,392,475
 60,000  Group 1 Automotive, Inc.*............................      2,251,800
 21,000  HON INDUSTRIES, Inc..................................        569,310
 67,600  InterTAN, Inc.*......................................        808,496
 75,000  Longs Drug Stores Corp...............................      1,965,000
 30,000  Nautica Enterprises, Inc.*...........................        405,900
 55,900  Ross Stores, Inc.....................................      2,015,754
 90,000  Wilsons, The Leather Experts, Inc.*..................      1,016,100
                                                                 ------------
                                                                   10,424,835
                                                                 ------------
         TELECOMMUNICATIONS--0.91%
 61,200  CommScope, Inc.*.....................................      1,009,800
                                                                 ------------
         TRANSPORTATION--6.95%
 90,000  ArvinMeritor, Inc....................................      2,537,100
 80,000  Interpool, Inc.......................................      1,408,000
 59,000  Kirby Corp.*.........................................      1,796,550
 24,000  Landstar System, Inc.*...............................      1,974,720
                                                                 ------------
                                                                    7,716,370
                                                                 ------------
         TOTAL COMMON STOCKS
         (Cost $82,450,480)...................................     98,578,488
                                                                 ------------
TOTAL INVESTMENTS--88.81%
(Cost $82,450,480)............................................     98,578,488
                                                                 ------------
NET OTHER ASSETS AND LIABILITIES--11.19%......................     12,415,482
                                                                 ------------
NET ASSETS--100.00%...........................................   $110,993,970
                                                                 ============

----------
*Non-income producing security

                                       11      See Notes to Financial Statements

HIDDEN VALUE FUND
                                                                      [GRAPHIC]
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                           -----------
COMMON STOCKS--85.79%

         AEROSPACE/DEFENSE--1.37%
  3,000  Goodrich Corp.....................................      $     89,550
                                                                 ------------
         AUTOMOTIVE--2.26%
  3,300  Lear Corp.*.......................................           147,510
                                                                 ------------
         BASIC MATERIALS--2.36%
  3,000  PPG Industries, Inc...............................           154,050
                                                                 ------------
         BUSINESS SERVICES--3.37%
  7,500  Reynolds & Reynolds Co., Class A..................           220,125
                                                                 ------------
         CAPITAL GOODS--4.58%
  5,000  Crane Co..........................................           122,150
  3,000  ITT Industries, Inc...............................           177,000
                                                                 ------------
                                                                      299,150
                                                                 ------------
         CONSUMER PRODUCTS--3.06%
  5,000  Maytag Corp.......................................           199,650
                                                                 ------------
         DIVERSIFIED OPERATIONS--2.18%
  3,000  Textron, Inc......................................           142,590
                                                                 ------------
         ELECTRONICS--5.64%
  6,000  Arrow Electronics, Inc.*..........................           160,800
 10,000  Sanmina-SCI Corp.*................................           101,500
  6,000  Vishay Intertechnology, Inc.*.....................           106,260
                                                                 ------------
                                                                      368,560
                                                                 ------------
         FINANCIAL SERVICES--17.57%
  6,615  Charter One Financial, Inc........................           201,493
  4,000  Dun & Bradstreet Corp.*...........................           156,800
  2,000  FleetBoston Financial Corp........................            66,760
 10,000  Knight Trading Group, Inc.*.......................            79,600
  5,000  Mercantile Bankshares Corp........................           219,050
  4,000  Radian Group, Inc.................................           186,680
  9,400  SouthTrust Corp...................................           237,538
                                                                 ------------
                                                                    1,147,921
                                                                 ------------
         FOOD & BEVERAGE--1.97%
  5,500  ConAgra Foods, Inc................................           128,755
                                                                 ------------
         HARDWARE & TOOLS--2.70%
  3,500  Stanley Works.....................................           176,505
                                                                 ------------
         HEALTH MAINTENANCE--3.34%
  6,000  Oxford Health Plans, Inc.*........................           218,100
                                                                 ------------
         INSURANCE--2.55%
  3,400  St. Paul Companies, Inc...........................           166,260
                                                                 ------------
         MEDICAL PRODUCTS--2.47%
  4,400  Becton, Dickinson and Co..........................           161,436
                                                                 ------------
         OIL & GAS--4.70%
  3,000  EOG Resources, Inc................................      $    105,570
  4,500  Pride International, Inc.*........................            57,960
  4,000  Unocal Corp.......................................           143,720
                                                                 ------------
                                                                      307,250
                                                                 ------------
         PUBLISHING--9.40%
  2,000  Gannett Co., Inc..................................           152,360
  4,000  Knight-Ridder, Inc................................           269,600
  5,000  Valassis Communications, Inc.*....................           192,300
                                                                 ------------
                                                                      614,260
                                                                 ------------
         REAL ESTATE INVESTMENT TRUST--2.21%
  4,600  Mack-Cali Realty Corp.............................           144,670
                                                                 ------------
         RESTAURANTS--3.27%
  6,000  Outback Steakhouse, Inc.*.........................           213,960
                                                                 ------------
         RETAIL--5.10%
  4,000  RadioShack Corp...................................           109,760
  6,200  Ross Stores, Inc..................................           223,572
                                                                 ------------
                                                                      333,332
                                                                 ------------
         SEMICONDUCTORS--4.14%
  8,000  LSI Logic Corp.*..................................           119,920
  4,500  Teradyne, Inc.*...................................           150,795
                                                                 ------------
                                                                      270,715
                                                                 ------------
         TELECOMMUNICATIONS--1.55%
 15,000  Corning, Inc.*....................................           100,950
                                                                 ------------
         TOTAL COMMON STOCKS
         (Cost $5,049,029).................................         5,605,299
                                                                 ------------
TOTAL INVESTMENTS--85.79%
(Cost $5,049,029)..........................................         5,605,299
                                                                 ------------
NET OTHER ASSETS AND LIABILITIES--14.21%...................           928,669
                                                                 ------------
NET ASSETS--100.00%........................................      $  6,533,968
                                                                 ============

----------
* Non-income producing security

                                       12      See Notes to Financial Statements

MERGER & ACQUISITION FUND
                                                                      [GRAPHIC]
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                           -----------
COMMON STOCKS--77.40%

         BUILDING & REAL ESTATE--7.06%
    200  Crossman Communities, Inc............................  $      9,346
    156  D.R. Horton, Inc.....................................         6,224
                                                                ------------
                                                                      15,570
                                                                ------------
         COMPUTER HARDWARE & SOFTWARE--2.76%
    600  Compaq Computer Corp.................................         6,084
                                                                ------------
         DATA SERVICES--3.35%
  1,100  Fargo Electronics*...................................         7,392
                                                                ------------
         ELECTRIC UTILITY SERVICES--6.93%
    300  Conectiv.............................................         7,407
    200  RGS Energy Group, Inc................................         7,892
                                                                ------------
                                                                      15,299
                                                                ------------
         FINANCIAL SERVICES--14.56%
    300  American Bancorporation..............................         6,900
    500  Main Street Bancorp, Inc.............................         8,070
    500  UNB Corp.............................................         9,375
    300  Vista Bancorp, Inc...................................         7,785
                                                                ------------
                                                                      32,130
                                                                ------------
         INSTRUMENTATION-ELECTRONIC TESTING--2.58%
    248  PerkinElmer, Inc.....................................         5,704
                                                                ------------
         MANUFACTURING--4.97%
    100  Cooper Industries, Inc...............................         3,535
    300  Dal-Tile International, Inc.*........................         7,440
                                                                ------------
                                                                      10,975
                                                                ------------
         MEDICAL-BIOMEDICAL/GENE--3.91%
    300  Immunex Corp.*.......................................         8,622
                                                                ------------
         MEDICAL PRODUCTS--4.06%
    150  Bard (C.R.), Inc.....................................         8,160
     40  Inverness Medical Innovations, Inc.*.................           804
                                                                ------------
                                                                       8,964
                                                                ------------
         MULTI MEDIA--3.80%
    500  Ackerley Group, Inc.*................................         8,375
                                                                ------------
         OIL & GAS--7.98%
    160  Phillips Petroleum Co................................         9,458
    300  Westcoast Energy, Inc................................         8,157
                                                                ------------
                                                                      17,615
                                                                ------------
         REAL ESTATE INVESTMENT TRUST--5.27%
  2,800  First Union Real Estate
         Equity & Mortgage Investments........................         6,776
    300  MeriStar Hospitality Corp............................         4,857
                                                                ------------
                                                                      11,633
                                                                ------------
         RENTAL AUTO EQUIPMENT--2.66%
    200  McGrath Rentcorp.....................................         5,872
                                                                ------------
         RESTAURANTS--3.85%
  1,800  Santa Barbara Restaurant Group*......................  $      8,496
                                                                ------------
         TOYS--3.66%
  1,900  Toymax International, Inc.*..........................         8,075
                                                                ------------
         TOTAL COMMON STOCKS
         (Cost $175,710)......................................       170,806
                                                                ------------
TOTAL INVESTMENTS--77.40%
(Cost $175,710)...............................................       170,806
                                                                ------------
NET OTHER ASSETS AND LIABILITIES--22.60%......................        49,874
                                                                ------------
NET ASSETS--100.00%...........................................  $    220,680
                                                                ============

----------
* Non-income producing security

                                       13      See Notes to Financial Statements

SMALL CAP GROWTH FUND
                                                                      [GRAPHIC]
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                           -----------
COMMON STOCKS--99.47%

         ADVERTISING--0.18%
  3,150  Getty Images, Inc.*..................................  $     80,892
                                                                ------------
         AIRLINES--0.56%
 56,700  Hawaiian Airlines, Inc.*.............................       252,315
                                                                ------------
         APPAREL MANUFACTURERS--5.17%
 12,650  Coach, Inc.*.........................................       630,729
  3,675  Columbia Sportswear Co.*.............................       111,794
 38,679  Polo Ralph Lauren Corp.*.............................     1,056,323
 28,800  Quiksilver, Inc.*....................................       531,648
                                                                ------------
                                                                   2,330,494
                                                                ------------
         BIOMEDICAL/GENE--7.28%
  9,300  ArQule, Inc.*........................................       115,320
 60,729  Cell Genesys, Inc.*..................................       914,579
  2,400  Digene Corp.*........................................        75,912
 18,700  Gene Logic, Inc.*....................................       302,379
 17,650  Illumina, Inc.*......................................       121,079
 35,350  Incyte Genomics, Inc.*...............................       388,497
  2,100  Neose Technologies, Inc.*............................        65,520
267,900  Paradigm Genetics, Inc.*.............................       431,319
  7,050  Sangamo BioSciences, Inc.*...........................        60,630
  8,800  Telik, Inc.*.........................................        89,320
104,800  Third Wave Technologies*.............................       323,832
 49,600  Transgenomic, Inc.*..................................       396,800
                                                                ------------
                                                                   3,285,187
                                                                ------------
         CHEMICALS--1.18%
 31,900  Symyx Technologies, Inc.*............................       532,730
                                                                ------------
         COMPUTER HARDWARE & SOFTWARE--10.61%
 11,950  Carreker Corp.*......................................        86,996
 10,100  Echelon Corp.*.......................................       160,590
 50,400  Foundry Networks, Inc.*..............................       283,248
153,750  Immersion Corp.*.....................................       292,125
 18,400  NetIQ Corp.*.........................................       399,280
336,050  ONYX Software Corp.*.................................     1,008,150
330,500  Red Hat, Inc.*.......................................     1,946,645
 20,400  Roxio, Inc.*.........................................       346,800
 38,870  United Online, Inc.*.................................       261,984
                                                                ------------
                                                                   4,785,818
                                                                ------------
         ELECTRIC GENERATION--0.27%
 30,800  Active Power, Inc.*..................................       122,584
                                                                ------------
         ELECTRONICS--3.65%
 11,095  Avid Technology, Inc.*...............................       147,674
  5,400  FEI Co.*.............................................       154,710
 24,650  FLIR Systems, Inc.*..................................     1,344,165
                                                                ------------
                                                                   1,646,549
                                                                ------------
         ENGINEERING--0.28%
  2,400  EMCOR Group, Inc.*...................................       126,696
                                                                ------------
         ENTERTAINMENT--3.83%
 15,100  JAKKS Pacific, Inc.*.................................  $    283,880
 44,350  Pixar, Inc.*.........................................     1,441,819
                                                                ------------
                                                                   1,725,699
                                                                ------------
         FINANCIAL SERVICES--7.52%
 46,400  BankAtlantic Bancorp, Inc., Class A..................       530,352
207,002  Corillian Corp.*.....................................       498,875
 30,850  Digital Insight Corp.*...............................       725,900
103,150  Friedman, Billings,
         Ramsey Group, Inc., Class A*.........................       670,475
 49,400  Metris Companies., Inc. .............................       804,232
  5,300  Southwest Bancorporation
         of Texas, Inc.*......................................       162,975
                                                                ------------
                                                                   3,392,809
                                                                ------------
         HEALTH CARE SERVICES--0.71%
  6,200  Accredo Health, Inc.*................................       320,230
                                                                ------------
         INSURANCE--1.24%
 28,200  First American Corp. ................................       558,078
                                                                ------------
         INTERNET SERVICES--1.34%
  2,100  F5 Networks, Inc.*...................................        45,885
  8,700  MatrixOne, Inc.*.....................................        98,484
 24,000  McAfee.com Corp.*....................................       283,920
 23,700  Riverstone Networks, Inc.*...........................        90,534
  6,750  SonicWALL, Inc.*.....................................        87,345
                                                                ------------
                                                                     606,168
                                                                ------------
         MANUFACTURING INDUSTRIES--0.58%
  9,100  Applied Films Corp.*.................................       262,171
                                                                ------------
         MEDICAL - DRUGS--6.27%
 32,500  Celgene Corp.*.......................................       847,925
 21,000  Cubist Pharmaceuticals, Inc.*........................       295,890
 58,500  Endo Pharmaceuticals Holdings, Inc.*.................       614,250
  7,525  First Horizon Pharmaceutical Corp.*..................       156,068
 28,800  Pharmacopeia, Inc.*..................................       355,680
 13,700  Versicor, Inc.*......................................       247,970
 19,600  ViroPharma, Inc.*....................................       307,720
                                                                ------------
                                                                   2,825,503
                                                                ------------
         MEDICAL PRODUCTS--6.87%
131,000  AeroGen, Inc.*.......................................       268,550
 86,300  Alkermes, Inc.*......................................     2,154,911
 12,500  Atrix Laboratories, Inc.*............................       260,250
 39,000  Bioject Medical Technologies, Inc.*..................       152,100
 24,700  Bruker Daltonics, Inc.*..............................       221,065
  2,750  Emisphere Technologies, Inc.*........................        42,735
                                                                ------------
                                                                   3,099,611
                                                                ------------
         METAL FABRICATE/HARDWARE--2.75%
 51,000  Shaw Group, Inc.*....................................     1,238,790
                                                                ------------
         MINING--0.77%
 19,200  Arch Coal, Inc. .....................................       348,480
                                                                ------------

                                       14      See Notes to Financial Statements

                                                                      [GRAPHIC]
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                           -----------
         OIL & GAS--1.16%
 29,750  Core Laboratories N.V.*..............................  $    364,437
 17,500  Key Energy Services, Inc.*...........................       160,650
                                                                ------------
                                                                     525,087
                                                                ------------
         RESEARCH & DEVELOPMENT--0.45%
  7,300  Albany Molecular Research, Inc.*.....................       202,575
                                                                ------------
         RESTAURANTS--0.34%
 39,000  Smith & Wollensky
         Restaurant Group, Inc.*..............................       152,100
                                                                ------------
         RETAIL--4.47%
 22,200  American Eagle Outfitters, Inc.*.....................       554,334
  4,137  Chico's FAS, Inc.*...................................       139,996
  8,500  Cost Plus, Inc.*.....................................       216,750
  8,000  Kenneth Cole Productions, Inc.*......................       143,680
 17,100  Stage Stores, Inc.*..................................       511,290
  6,400  Tweeter Home
         Entertainment Group, Inc.*...........................       108,800
  7,500  Williams-Sonoma, Inc.*...............................       340,125
                                                                ------------
                                                                   2,014,975
                                                                ------------
         SCHOOLS--3.20%
 78,400  Princeton Review, Inc.*..............................       654,522
  7,500  Strayer Education, Inc...............................       359,850
 16,700  Sylvan Learning Systems, Inc.*.......................       429,190
                                                                ------------
                                                                   1,443,562
                                                                ------------
         SEMICONDUCTOR--8.32%
  4,400  Credence Systems Corp.*..............................        68,992
  7,500  Cree, Inc.*..........................................       105,525
 38,900  Lattice Semiconductor Corp.*.........................       668,302
 13,750  OmniVision Technologies, Inc.*.......................        99,000
170,000  Pixelworks, Inc.*....................................     1,786,700
112,900  TriQuint Semiconductor, Inc.*........................     1,021,745
                                                                ------------
                                                                   3,750,264
                                                                ------------
         TECHNOLOGY--7.01%
140,600  Digimarc Corp.*......................................     2,135,714
 71,500  Identix, Inc.*#......................................       609,180
  7,700  Macrovision Corp.*...................................       179,795
 20,800  Visionics Corp.*.....................................       235,830
                                                                ------------
                                                                   3,160,519
                                                                ------------
         TELECOMMUNICATIONS--5.78%
 28,200  ClearOne Communications, Inc.*.......................       352,782
  4,300  Metro One Telecommunications, Inc.*..................        96,105
 65,700  Polycom, Inc.*.......................................     1,599,138
125,900  Sonus Networks, Inc.*................................       333,635
 17,550  ViaSat, Inc.*........................................       225,518
                                                                ------------
                                                                   2,607,178
                                                                ------------
         THERAPEUTICS--7.68%
 28,400  Abgenix, Inc.*.......................................  $    512,620
 69,100  Amylin Pharmaceuticals, Inc.*........................       614,299
 65,100  AtheroGenics, Inc.*..................................       427,095
 78,200  Corixa Corp.*........................................       769,488
 23,200  Dendreon Corp.*......................................        75,400
  9,500  Esperion Therapeutics, Inc.*.........................        55,575
 24,400  Genta, Inc.*.........................................       314,516
 60,800  La Jolla Pharmaceutical Co.*.........................       384,256
 15,500  Scios, Inc.*.........................................       309,845
                                                                ------------
                                                                   3,463,094
                                                                ------------
         TOTAL COMMON STOCKS
         (Cost $49,011,032)...................................    44,860,158
                                                                ------------
TOTAL INVESTMENTS--99.47%
(Cost $49,011,032)............................................    44,860,158
                                                                ------------
NET OTHER ASSETS AND LIABILITIES--0.53%.......................       238,267
                                                                ------------
NET ASSETS--100.00%...........................................  $ 45,098,425
                                                                ============

----------
* Non-income producing security
# Security purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.

                                       15     See Notes to Financial Statements

INTERNATIONAL SMALL CAP EQUITY FUND
                                                                      [GRAPHIC]
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                           -----------
COMMON STOCKS--95.71%

         AUSTRIA--3.12%
 9,800   BWT AG...............................................  $    218,870
 2,200   Pankl Racing Systems AG (Berlin)*....................        69,458
 1,000   Pankl Racing Systems AG (EASDAQ)*....................        31,312
                                                                ------------
                                                                     319,640
                                                                ------------
         BELGIUM--0.00%
    15   Solvus, S.A.*........................................             0
                                                                ------------
         FINLAND--0.99%
 4,000   TietoEnator Oyj......................................       101,721
                                                                ------------
         FRANCE--8.07%
 3,400   Beneteau.............................................       140,282
18,000   Elior................................................       136,234
14,000   Generale de Sante*...................................       193,755
15,109   Infogrames Entertainment S.A.*.......................       153,560
 6,321   Publicis Groupe......................................       166,869
10,221   Publicis Groupe-Cvg*.................................        37,574
                                                                ------------
                                                                     828,274
                                                                ------------
         GERMANY--4.79%
 4,000   AWD Holding AG.......................................        86,498
 7,500   IM Internationalmedia AG*............................       123,259
 3,300   Rhoen-Klinikum AG....................................       158,278
 6,670   Vossloh AG...........................................       122,946
                                                                ------------
                                                                     490,981
                                                                ------------
         HONG KONG--1.59%
90,000   Asia Satellite Telecommunications
         Holdings, Ltd........................................       153,476
24,000   Legend Holdings, Ltd.................................        10,155
                                                                ------------
                                                                     163,631
                                                                ------------
         ITALY--5.01%
 5,900   Banca Popolare
         Commercio e Industria Scrl...........................        49,196
23,750   Brembo S.p.A.........................................       153,869
61,475   Ferretti S.p.A.......................................       194,087
15,500   Marzotto S.p.A.......................................       117,313
                                                                ------------
                                                                     514,465
                                                                ------------
         JAPAN--27.41%
24,000   Asia Securities Printing Co., Ltd....................  $    143,471
 8,000   Bandai Co., Ltd......................................       227,162
39,000   Daifuku Co., Ltd.....................................       136,096
 3,100   Dentsu Tec, Inc......................................        97,291
14,500   Happinet Corp........................................       113,768
12,000   Hudson Soft Co., Ltd.................................        74,426
24,000   Japan Airport Terminal Co., Ltd......................       161,405
20,000   Kawasumi Laboratories, Inc...........................       159,163
 1,800   Konami Corp..........................................        33,290
 4,000   Lasertec Corp........................................        62,769
12,040   Megane Top Co., Ltd..................................       164,642
 6,000   Meitec Corp..........................................       142,126
 7,000   Mimasu Semiconductor
         Industry Co., Ltd....................................        89,393
19,000   Ministop Co., Ltd....................................       248,459
 2,800   Moshi Moshi Hotline, Inc.............................       209,228
 8,000   Nissin Co., Ltd......................................        89,908
14,880   Paltek Corp..........................................        80,279
    11   Paris Miki, Inc......................................           230
 7,000   Sazaby, Inc..........................................       130,768
10,000   Secom Techno Service Co., Ltd........................       217,448
 6,000   Ushio, Inc...........................................        67,521
11,900   Wilson Learning Worldwide, Inc.......................        98,703
16,600   Woodland Corp........................................        65,122
                                                                ------------
                                                                   2,812,668
                                                                ------------
         NETHERLANDS--12.25%
 5,592   Fugro N.V. ..........................................       273,772
 4,419   Koninklijke Frans Maas Groep N.V.....................        90,933
 4,000   PinkRoccade N.V.*....................................        74,388
10,400   QIAGEN N.V.*.........................................       162,374
11,100   Tele Atlas N.V.*.....................................        24,963
13,000   Teleplan International N.V.*.........................       187,786
22,000   United Services Group N.V............................       442,626
                                                                ------------
                                                                   1,256,842
                                                                ------------
         NORWAY--0.95%
12,000   Tomra Systems ASA....................................        96,962
                                                                ------------
         SINGAPORE--3.41%
500,000  Informatics Holdings, Ltd............................       349,370
                                                                ------------
         SPAIN--8.19%
 9,500   Aldeasa S.A..........................................       156,128
37,500   Corporacion Mapfre S.A...............................       259,493
 8,500   Grupo Auxiliar Metalurgico,
         S.A. (Gamesa)*.......................................       128,665
12,820   Prosegur, Compania de Seguridad S.A..................       167,998
18,900   Sol Melia, S.A.......................................       127,678
                                                                ------------
                                                                     839,962
                                                                ------------
         SWEDEN--4.37%
 10,000  Nobel Biocare AB.....................................       448,687
                                                                ------------

                                       16      See Notes to Financial Statements

                                                                       [GRAPHIC]
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                           -----------
          SWITZERLAND--7.41%
  5,300   Amazys Holding AG...................................  $     49,287
  2,650   Charles Voegele Holding AG..........................        83,182
    660   Kuoni Reisen Holding AG.............................       172,707
    750   Leica Geosystems AG*................................        56,545
    440   PubliGroupe S.A. ...................................        86,999
  6,100   SEZ Holding AG......................................       236,393
  5,000   Swisslog Holding AG.................................        75,100
                                                                ------------
                                                                     760,213
                                                                ------------
          UNITED KINGDOM--8.15%
  8,100   Autonomy Corp. Plc* (EASDAQ)........................        38,380
 12,000   Autonomy Corp. Plc* (London)........................        55,374
 60,000   Chubb Plc...........................................       144,270
 81,000   Cordiant Communications Group Plc...................        76,760
 70,200   IQE Plc*............................................       105,300
 10,000   PizzaExpress Plc....................................       106,788
 75,000   Securicor Plc.......................................       140,026
115,000   SkyePharma Plc*.....................................        97,594
  3,100   SurfControl Plc ADR*................................        71,300
  5,200   Torridon Plc GDR*...................................             0
                                                                ------------
                                                                     835,792
                                                                ------------
          TOTAL COMMON STOCKS
          (Cost $15,070,263)..................................     9,819,208
                                                                ------------
TOTAL INVESTMENTS--95.71%
(Cost $15,070,263)............................................     9,819,208
                                                                ------------
NET OTHER ASSETS AND LIABILITIES--4.29%.......................       440,374
                                                                ------------
NET ASSETS--100.00%...........................................  $ 10,259,582
                                                                ============

----------
*    Non-income producing security
ADR  American Depositary Receipt
GDR  Global Depositary Receipt

SECTOR                                                   % OF          VALUE
DIVERSIFICATION                                        NET ASSETS     (NOTE 2)
---------------                                        ----------    -----------
COMMON STOCK:

Advertising .................................             4.54%      $   465,493
Airport Development .........................             1.57%          161,405
Apparel .....................................             1.14%          117,313
Automobile ..................................             2.48%          254,638
Banks .......................................             0.48%           49,196
Broadcasting ................................             1.20%          123,259
Commercial Services .........................             5.12%          525,473
Computer Hardware & Software ................             9.28%          952,255
Consulting Services .........................             0.96%           98,704
Consumer Services ...........................             2.04%          209,229
Convenience Stores ..........................             2.42%          248,459
Data Services ...............................             0.78%           80,337
Electrical Products .........................             2.34%          239,754
Electronics .................................             1.41%          144,270
Energy ......................................             1.26%          128,665
Engineering .................................             2.67%          273,771
Financial Services ..........................             1.72%          176,406
Food Distributors ...........................             1.33%          136,234
Hotel .......................................             1.24%          127,678
Human Resources .............................             4.31%          442,626
Insurance ...................................             2.53%          259,493
Leisure, Sporting & Recreation ..............             1.37%          140,282
Machinery ...................................             1.33%          136,096
Medical - Biotechnology .....................             1.58%          162,373
Medical - Hospital Management ...............             1.54%          158,278
Medical - Hospitals .........................             1.89%          193,755
Medical Products ............................             6.88%          705,444
Optical .....................................             0.00%+             230
Recycling ...................................             0.95%           96,962
Retail ......................................             6.25%          641,508
Schools .....................................             3.41%          349,370
Semiconductors ..............................             4.81%          493,854
Ship Building ...............................             1.89%          194,087
Specialty Printing ..........................             1.40%          143,471
Technology ..................................             1.28%          131,645
Telecommunications ..........................             1.50%          153,476
Toys ........................................             2.22%          227,162
Transportation Services .....................             0.89%           90,933
Travel and Recreation .......................             1.68%          172,707
Water Supply ................................             2.13%          218,870
Wholesale Distributor .......................             1.89%          194,047
                                                     ---------       -----------
Total Common Stock ..........................            95.71%        9,819,208
Other Assets and Liabilities ................             4.29%          440,374
                                                     ---------       -----------
Net Assets ..................................           100.00%      $10,259,582
                                                     =========       ===========

+ Represents less than .01% of fund net assets

                                       17     See Notes to Financial Statements

INTERNATIONAL EQUITY FUND
                                                                      [GRAPHIC]
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                           -----------
 COMMON STOCKS--104.28%
         BELGIUM--3.03%
 2,023   Fortis...............................................  $     44,884
                                                                ------------
         FINLAND--2.56%
   945   Nokia Oyj............................................        20,084
   500   UPM-Kymmene Oyj......................................        17,775
                                                                ------------
                                                                      37,859
                                                                ------------
         FRANCE--13.14%
   775   Aventis S.A..........................................        57,483
   190   Cap Gemini S.A.......................................        12,597
   810   CNP Assurances.......................................        24,767
   480   Essilor International S.A............................        16,163
   270   Pechiney S.A., Class A...............................        13,896
   475   TotalFinaElf S.A.....................................        69,806
                                                                ------------
                                                                     194,712
                                                                ------------
         GERMANY--6.04%
   185   AMB Generali Holding AG..............................        18,522
   305   Fresenius AG.........................................        21,488
   205   SAP AG...............................................        27,861
   370   Siemens AG...........................................        21,667
                                                                ------------
                                                                      89,538
                                                                ------------
         HONG KONG--2.07%
 5,200   China Mobile, Ltd.*..................................        15,001
 37,000  Legend Holdings, Ltd.................................        15,655
                                                                ------------
                                                                      30,656
                                                                ------------
         ISRAEL--0.92%
   240   Teva Pharmaceutical Industries,
         Ltd. ADR.............................................        13,687
                                                                ------------
         ITALY--5.47%
 1,965   Alleanza Assicurazioni...............................        19,019
 1,860   Sanpaolo IMI S.p.A...................................        18,888
 3,080   Telecom Italia S.p.A.................................        25,336
 4,590   UniCredito Italiano S.p.A............................        17,866
                                                                ------------
                                                                      81,109
                                                                ------------
         JAPAN--14.55%
    40   Bellsystem24, Inc....................................        12,957
 1,000   Canon, Inc...........................................        35,046
   700   FamilyMart Co., Ltd..................................        11,246
   800   Honda Motor Co., Ltd.................................        31,982
   300   Hoya Corp............................................        19,727
 2,000   Kaneka Corp..........................................        12,001
 1,000   Nomura Holdings, Inc.................................        11,433
     2   NTT DoCoMo, Inc......................................        20,773
   100   Promise Co., Ltd.....................................         4,222
   500   Secom Co., Ltd.......................................        22,231
   500   Shin-Etsu Chemical Co., Ltd..........................        18,980
 1,000   Sumitomo Mitsui Banking Corp.........................         3,706
 1,000   Ushio, Inc...........................................        11,254
                                                                ------------
                                                                     215,558
                                                                ------------
         KOREA--2.13%
   240   Samsung Electronics Co., Ltd. GDR #..................  $     31,500
                                                                ------------
         NETHERLANDS--9.33%
 1,725   ASML Holding N.V.*...................................        35,363
   200   Gucci Group N.V......................................        17,144
   561   Koninklijke Numico N.V...............................        12,495
 1,778   Koninklijke (Royal) Philips
         Electronics N.V......................................        46,446
 1,300   TPG N.V..............................................        26,740
                                                                ------------
                                                                     138,188
                                                                ------------
         SINGAPORE--0.61%
 4,000   Datacraft Asia, Ltd..................................         9,120
                                                                ------------
         SPAIN--1.23%
 1,570   Telefonica, S.A......................................        18,306
                                                                ------------
         SWEDEN--2.75%
 1,270   ForeningsSparbanken AB (Swedbank)....................        14,564
 5,015   Skandia Forsakrings AB...............................        26,120
                                                                ------------
                                                                      40,684
                                                                ------------
         SWITZERLAND--10.77%
   765   Compagnie Financiere
         Richemont AG.........................................        15,934
   262   Nestle S.A...........................................        57,876
   240   Roche Holding AG.....................................        16,862
   174   Swiss Re.............................................        15,645
 1,150   UBS AG...............................................        53,202
                                                                ------------
                                                                     159,519
                                                                ------------
         TAIWAN--1.76%
 1,600   Taiwan Semiconductor
         Manufacturing Co., Ltd. ADR*.........................        26,080
                                                                ------------
         UNITED KINGDOM--27.92%
 3,080   ARM Holdings Plc*....................................        12,329
 1,500   British Sky Broadcasting Group Plc*..................        15,233
 2,005   Cadbury Schweppes Plc................................        13,641
 6,550   Centrica Plc.........................................        19,641
 9,800   Chubb Plc............................................        23,564
 4,635   Compass Group Plc....................................        31,599
 1,684   GlaxoSmithKline Plc..................................        41,063
 10,450  Invensys Plc.........................................        14,189
 5,240   Lloyds TSB Group Plc.................................        50,398
 5,345   National Grid Group Plc..............................        34,946
 3,630   P&O Princess Cruises Plc.............................        21,051
 5,520   Shell Transport & Trading Co., Plc...................        38,413
 1,510   Shire Pharmaceuticals Group Plc*.....................        11,106
 27,616  Vodafone Group Plc...................................        52,243
 3,255   WPP Group Plc........................................        34,253
                                                                ------------
                                                                     413,669
                                                                ------------

                                       18      See Notes to Financial Statements

                                                                      [GRAPHIC]
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

                                                                    VALUE
SHARES                                                             (NOTE 2)
------                                                           -----------
         TOTAL COMMON STOCKS
         (Cost $1,534,922)....................................     1,545,068
                                                                ------------

TOTAL INVESTMENTS--104.28%
(Cost $1,534,922).............................................     1,545,068
                                                                ------------

NET OTHER ASSETS AND LIABILITIES--(4.28%).....................       (63,389)
                                                                ------------
NET ASSETS--100.00%...........................................  $  1,481,679
                                                                ============

----------
*     Non-income producing security
ADR   American Depositary Receipt
GDR   Global Depositary Receipt
# Security purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.

SECTOR                                                    % OF           VALUE
DIVERSIFICATION                                        NET ASSETS      (NOTE 2)
---------------                                        ----------    -----------
COMMON STOCK:

Advertising Agency ...........................            2.31%     $    34,253
Apparel Manufacturers ........................            1.16%          17,144
Auto Manufacturers ...........................            2.16%          31,982
Banks ........................................           13.73%         203,508
Cable Television .............................            1.03%          15,233
Chemicals ....................................            2.09%          30,981
Commercial Services ..........................            0.87%          12,957
Computers, Networks & Software ...............            2.94%          43,516
Consulting Services ..........................            0.85%          12,597
Courier Services .............................            1.81%          26,740
Data Services ................................            0.62%           9,120
Drugs ........................................           10.91%         161,690
Electrical Components-Semiconductors .........            8.11%         120,216
Electronics ..................................            8.34%         123,495
Energy & Utilities ...........................            1.33%          19,640
Financial Services ...........................            1.06%          15,655
Food and Beverage ............................            7.80%         115,611
Insurance ....................................            7.02%         104,074
Manufacturing Industries .....................            2.42%          35,856
Metals .......................................            0.94%          13,896
Office/Business Equipment ....................            2.37%          35,046
Oil & Gas ....................................            7.30%         108,219
Optical & Photo ..............................            2.42%          35,890
Paper & Related Products .....................            1.20%          17,775
Retail .......................................            1.83%          27,180
Telecommunications ...........................           10.24%         151,743
Travel & Recreation ..........................            1.42%          21,051
                                                        ------      -----------
TOTAL COMMON STOCK ...........................          104.28%       1,545,068
OTHER ASSETS AND LIABILITIES .................           (4.28)%        (63,389)
                                                        ------      -----------
NET ASSETS ...................................          100.00%     $ 1,481,679
                                                        ======      ===========

                                       19      See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2002 (Unaudited)


                                                                    Behavioral         Behavioral         REIT        Special Small
                                                                   Growth Fund(a)      Value Fund       Fund(a,d)        Cap Fund
                                                                   --------------    -------------    -------------   -------------
ASSETS:
  Investments:
     Investments at cost ........................................   $  80,058,873    $  29,931,463    $  88,740,919   $   7,658,672
     Net unrealized appreciation (depreciation) .................      17,466,698        4,798,337       12,089,993       2,016,041
                                                                    -------------    -------------    -------------   -------------
           Total investments at value ...........................      97,525,571       34,729,800      100,830,912       9,674,713
   Cash .........................................................              --          380,826        2,537,971         542,872
   Receivables:
      Investments sold ..........................................         704,005          484,223               --         100,864
      Fund shares sold ..........................................          46,362           64,903          194,630              --
      Dividends, interest, and foreign tax reclaims .............           6,844           12,313          282,453           3,902
   Due from Advisor .............................................              --               --               --              --
   Organization costs ...........................................           5,342               --            5,347           5,336
   Prepaid expenses and other assets ............................             625              217              572             105
                                                                    -------------    -------------    -------------   -------------
           Total Assets .........................................      98,288,749       35,672,282      103,851,885      10,327,792
                                                                    -------------    -------------    -------------   -------------

LIABILITIES:
  Payables:
      Investments purchased .....................................              --          206,514          418,876         147,589
      Fund shares redeemed ......................................         213,502           43,744           52,298              --
      Unrealized depreciation on foreign currency contracts .....              --               --               --              --
      Investment advisory fees - net ............................          60,625           20,685           75,644          27,472
      Service and distribution fees .............................           2,128               --               --              --
      Administration fees .......................................          19,052            6,683           19,358           5,754
      Due to Custodian ..........................................          50,529            7,625            5,346           2,083
      Trustees ..................................................           4,285            1,022            2,592             538
      Accrued expenses and other payables .......................          75,916           24,686           44,521          33,043
                                                                    -------------    -------------    -------------   -------------
           Total Liabilities ....................................         426,037          310,959          618,635         216,479
                                                                    -------------    -------------    -------------   -------------
NET ASSETS ......................................................   $  97,862,712    $  35,361,323    $ 103,233,250   $  10,111,313
                                                                    =============    =============    =============   =============
NET ASSETS CONSIST OF:
    Paid-in capital (no par value) ..............................   $ 173,251,210    $  30,559,178    $  89,799,837   $   6,943,322
    Undistributed net investment income (loss) ..................        (632,927)        (139,299)       1,396,674         (73,144)
    Accumulated net realized gain (loss) on investments
     and foreign  currency ......................................     (92,222,269)         143,107          (53,254)      1,225,094
    Net unrealized appreciation (depreciation) on
     investments and foreign currency ...........................      17,466,698        4,798,337       12,089,993       2,016,041
                                                                    -------------    -------------    -------------   -------------
TOTAL NET ASSETS ................................................   $  97,862,712    $  35,361,323    $ 103,233,250   $  10,111,313
                                                                    =============    =============    =============   =============

SHARES OF BENEFICIAL INTEREST
   Institutional Class:
   Net Assets ...................................................   $  89,992,023    $  35,361,323    $ 103,233,250   $  10,111,313
  Shares of beneficial interest outstanding (unlimited
       shares authorized, no par value) .........................       6,168,846        1,734,203        7,183,962         662,542
                                                                    -------------    -------------    -------------   -------------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .....   $       14.59    $       20.39    $       14.37   $       15.26
                                                                    =============    =============    =============   =============
   Investor Class:
   Net Assets ...................................................   $   7,870,689              N/A              N/A             N/A
   Shares of beneficial interest outstanding (unlimited
     shares authorized, no par value) ...........................         544,837              N/A              N/A             N/A
                                                                    -------------    -------------    -------------   -------------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .....   $       14.45              N/A              N/A             N/A
                                                                    =============    =============    =============   =============


----------
(a) On March 15, 2001 the Fund's C Class shares ceased operations.

(b) On December 27, 2000, the Fund's Investor Class Shares ceased operations.

(c) The Fund commenced investment operations on October 2, 2000.

(d) On September 21, 2001, the Fund's Investor Class Shares ceased operations.




                                               See Notes to Financial Statements

                                                                   Small Cap          Hidden          Merger and       Small Cap
                                                                 Value Fund(a)    Value Fund(b)  Acquisition Fund(c) Growth Fund(c)
                                                                 -------------    -------------  ------------------- -------------
ASSETS:
  Investments:
     Investments at cost .....................................   $  82,450,480    $   5,049,029   $       175,710    $  49,011,032
     Net unrealized appreciation (depreciation) ..............      16,128,008          556,270            (4,904)      (4,150,874)
           Total investments at value ........................      98,578,488        5,605,299           170,806       44,860,158
   Cash ......................................................      13,950,708          932,550            60,245          733,851
   Receivables:
      Investments sold .......................................              --               --             5,262          558,392
      Fund shares sold .......................................         228,836               --                --            3,200
      Dividends, interest, and foreign tax reclaims ..........          83,054            8,739               314              209
   Due from Advisor ..........................................              --            1,235             3,199               --
   Organization costs ........................................           5,336            5,342                --               --
   Prepaid expenses and other assets .........................             610               37                 1              324
                                                                 -------------    -------------   ---------------    -------------
           Total Assets ......................................     112,847,032        6,553,202           239,827       46,156,134
                                                                 -------------    -------------   ---------------    -------------
LIABILITIES:
  Payables:
      Investments purchased ..................................       1,671,576               --                --          986,331
      Fund shares redeemed ...................................          25,651               --                --               --
      Unrealized depreciation on foreign currency contracts ..              --               --                --               --
      Investment advisory fees - net .........................          75,976               --                --           19,885
      Service and distribution fees ..........................           5,867               --                --               --
      Administration fees ....................................          20,359            1,213                42            9,376
      Due to Custodian .......................................           3,580            2,206             2,075           12,639
      Trustees ...............................................           2,722              180                 6            1,173
      Accrued expenses and other payables ....................          47,331           15,635            17,024           28,305
                                                                 -------------    -------------   ---------------    -------------
           Total Liabilities .................................       1,853,062           19,234            19,147        1,057,709
                                                                 -------------    -------------   ---------------    -------------
NET ASSETS ...................................................   $ 110,993,970    $   6,533,968   $       220,680    $  45,098,425
                                                                 =============    =============   ===============    =============
NET ASSETS CONSIST OF:
    Paid-in capital (no par value) ...........................   $  95,480,770    $   5,902,650   $       213,867    $  52,347,215
    Undistributed net investment income (loss) ...............        (162,255)           6,140               201         (247,835)
    Accumulated net realized gain (loss) on investments ......        (452,553)          68,908            11,516       (2,850,081)
     and foreign  currency
    Net unrealized appreciation (depreciation) on
     investments and foreign currency ........................      16,128,008          556,270            (4,904)      (4,150,874)
                                                                 -------------    -------------   ---------------    -------------
TOTAL NET ASSETS .............................................   $ 110,993,970    $   6,533,968   $       220,680    $  45,098,425
                                                                 =============    =============   ===============    =============
SHARES OF BENEFICIAL INTEREST
   Institutional Class:
   Net Assets ................................................   $  88,322,039    $   6,533,968   $       220,680    $  45,098,425
  Shares of beneficial interest outstanding (unlimited
       shares authorized, no par value) ......................       4,847,613          476,602            17,105        5,487,462
                                                                 -------------    -------------   ---------------    -------------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..   $       18.22    $       13.71   $         12.90    $        8.22
                                                                 =============    =============   ===============    =============

   Investor Class:
   Net Assets ................................................   $  22,671,931              N/A               N/A              N/A
   Shares of beneficial interest outstanding (unlimited
     shares authorized, no par value) ........................       1,258,421              N/A               N/A              N/A
                                                                 -------------    -------------   ---------------    -------------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..   $       18.02              N/A               N/A              N/A
                                                                 =============    =============   ===============    =============

                                                                    International
                                                                      Small Cap      International
                                                                     Equity Fund     Equity Fund(a)
                                                                    -------------    --------------
ASSETS:
  Investments:
     Investments at cost ........................................   $  15,070,263    $   1,534,922
     Net unrealized appreciation (depreciation) .................      (5,251,055)          10,146
           Total investments at value ...........................       9,819,208        1,545,068
   Cash .........................................................         421,849               --
   Receivables:
      Investments sold ..........................................              --           68,903
      Fund shares sold ..........................................          41,956               --
      Dividends, interest, and foreign tax reclaims .............          20,043           15,055
   Due from Advisor .............................................              --            6,702
   Organization costs ...........................................              --               --
   Prepaid expenses and other assets ............................              64               10
                                                                    -------------    -------------
           Total Assets .........................................      10,303,120        1,635,738
                                                                    -------------    -------------
LIABILITIES:
  Payables:
      Investments purchased .....................................              --           58,211
      Fund shares redeemed ......................................           4,465               --
      Unrealized depreciation on foreign currency contracts .....              --               52
      Investment advisory fees - net ............................           1,744               --
      Service and distribution fees .............................              --               --
      Administration fees .......................................           1,966              299
      Due to Custodian ..........................................           7,718           69,551
      Trustees ..................................................             315               76
      Accrued expenses and other payables .......................          27,330           25,870
                                                                    -------------    -------------
           Total Liabilities ....................................          43,538          154,059
                                                                    -------------    -------------
NET ASSETS ......................................................   $  10,259,582    $   1,481,679
                                                                    =============    =============
NET ASSETS CONSIST OF:
    Paid-in capital (no par value) ..............................   $  19,239,847    $   4,744,190
    Undistributed net investment income (loss) ..................         (69,996)         (38,754
    Accumulated net realized gain (loss) on investments .........      (3,659,097)      (3,233,600
     and foreign  currency
    Net unrealized appreciation (depreciation) on
     investments and foreign currency ...........................      (5,251,172)           9,843
                                                                    -------------    -------------
TOTAL NET ASSETS ................................................   $  10,259,582    $   1,481,679
                                                                    =============    =============
SHARES OF BENEFICIAL INTEREST
   Institutional Class:
   Net Assets ...................................................   $  10,259,582    $   1,481,679
  Shares of beneficial interest outstanding (unlimited
       shares authorized, no par value) .........................       1,023,451          147,717
                                                                    -------------    -------------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .....   $       10.02    $       10.03
                                                                    =============    =============

   Investor Class:
   Net Assets ...................................................             N/A              N/A
   Shares of beneficial interest outstanding (unlimited
     shares authorized, no par value) ...........................             N/A              N/A
                                                                    -------------    -------------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .....             N/A              N/A
                                                                    =============    =============

                                       21     See Notes to Financial Statements

STATEMENTS OF OPERATIONS
For the period ended February 28, 2002 (Unaudited)


                                                               Behavioral       Behavioral         REIT        Special Small
                                                             Growth  Fund(a)    Value Fund       Fund(a,d)       Cap Fund
                                                             --------------    ------------    ------------    -------------
INVESTMENT INCOME:
   Dividends ...............................................   $     29,795    $     88,089    $  2,633,179    $    123,339
   Foreign taxes withheld on dividend income ...............             --              --              --            (283)
   Interest ................................................          5,493           6,931          10,950           3,092
                                                               ------------    ------------    ------------    ------------
   Total investment income .................................         35,288          95,020       2,644,129         126,148
                                                               ------------    ------------    ------------    ------------

EXPENSES:
   Investment advisory fees ................................        478,722         175,506         442,158         148,540
   Administration fees .....................................        125,979          41,787         105,276          22,506
   Custodian fees ..........................................         23,400          12,550          10,714           3,973
   Professional fees .......................................         34,491          18,924          28,339          16,039
   Transfer agent fees .....................................         49,523          17,636          27,600          15,974
   Trustees' fees ..........................................          5,790           1,505           3,769             831
   Reports to shareholders .................................          7,358           1,513           2,696             766
   Amortization of organization costs ......................          3,171              --           3,166           3,177
   Offering costs ..........................................         19,548           9,932           7,954           9,405
   Service and distribution fees - Investor Class ..........         13,122              --             141              --
   Other fees ..............................................         20,461           3,630           8,545           2,513
                                                               ------------    ------------    ------------    ------------
      Total expenses before waiver/reimbursement ...........        781,565         282,983         640,358         223,724
      Less: Waiver/reimbursement ...........................       (113,350)        (48,975)        (50,673)        (24,432)
                                                               ------------    ------------    ------------    ------------
      Total expenses net of waiver/reimbursement ...........        668,215         234,008         589,685         199,292
                                                               ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ...............................       (632,927)       (138,988)      2,054,444         (73,144)
                                                               ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain (loss) on:
       Investments sold ....................................    (10,073,857)        265,288         484,399       1,359,151
       Foreign currency related transactions ...............             --              --              --              --
  Net change in unrealized appreciation (depreciation) on:
       Investments .........................................     10,810,444        (720,257)       (215,489)       (965,548)
       Foreign currency related transactions ...............             --              --              --              --
                                                               ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS .............................................        736,587        (454,969)        268,910         393,603
                                                               ------------    ------------    ------------    ------------
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS ..................................   $    103,660    $   (593,957)   $  2,323,354    $    320,459
                                                               ============    ============    ============    ============

----------
(a) On March 15, 2001 the Fund's C Class shares ceased operations.

(b) On December 27, 2000, the Fund's Investor Class Shares ceased operations.

(c) The Fund commenced investment operations on October 2, 2000.

(d) On September 21, 2002, the Fund's Investor Class Shares ceased operations.






                                       22     See Notes to Financial Statements

                                                                 Small Cap        Hidden          Merger and          Small Cap
                                                               Value Fund(a)    Value Fund(b)  Acquisition Fund(c)  Growth Fund(c)
                                                               -------------    -------------  -------------------  --------------
INVESTMENT INCOME:
   Dividends ...............................................   $     438,932    $      40,828    $         1,435    $       8,684
   Foreign taxes withheld on dividend income ...............              --               --                (19)              --
   Interest ................................................          39,376            3,892                142            6,155
                                                               -------------    -------------    ---------------    -------------
   Total investment income .................................         478,308           44,720              1,558           14,839
                                                               -------------    -------------    ---------------    -------------

EXPENSES:
   Investment advisory fees ................................         462,221           28,182                991          207,950
   Administration fees .....................................         110,053            7,416                261           54,724
   Custodian fees ..........................................           8,505            3,796              4,325           21,186
   Professional fees .......................................          27,131           13,547             13,844           19,704
   Transfer agent fees .....................................          35,934           14,235              7,720           17,500
   Trustees' fees ..........................................           3,914              267                  9            1,795
   Reports to shareholders .................................           3,907              277                  6            1,231
   Amortization of organization costs ......................           3,176            3,171                 --               --
   Offering costs ..........................................          16,605            7,713                 27           16,575
   Service and distribution fees - Investor Class ..........          24,270               --                 --               --
   Other fees ..............................................           7,445              719                 26            2,953
                                                               -------------    -------------    ---------------    -------------
      Total expenses before waiver/reimbursement ...........         703,161           79,323             27,209          343,618
      Less: Waiver/reimbursement ...........................         (62,598)         (40,758)           (25,853)         (80,944)
                                                               -------------    -------------    ---------------    -------------
      Total expenses net of waiver/reimbursement ...........         640,563           38,565              1,356          262,674
                                                               -------------    -------------    ---------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................        (162,255)           6,155                202         (247,835)
                                                               -------------    -------------    ---------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain (loss) on:
       Investments sold ....................................         348,581          125,339             11,517       (1,691,811)
       Foreign currency related transactions ...............              --               --                 --               --
  Net change in unrealized appreciation (depreciation) on:
       Investments .........................................       6,120,172          280,967             (5,943)      (1,029,804)
       Foreign currency related transactions ...............              --               --                 --               --
                                                               -------------    -------------    ---------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS .............................................       6,468,753          406,306              5,574       (2,721,615)
                                                               -------------    -------------    ---------------    -------------
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS ..................................   $   6,306,498    $     412,461    $         5,776    $  (2,969,450)
                                                               =============    =============    ===============    =============


                                                               International
                                                                 Small Cap      International
                                                                Equity Fund     Equity Fund(a)
                                                               -------------    -------------
INVESTMENT INCOME:
   Dividends ...............................................   $      28,006    $       9,042
   Foreign taxes withheld on dividend income ...............          (3,522)          (1,015)
   Interest ................................................             713               --
                                                               -------------    -------------
   Total investment income .................................          25,197            8,027
                                                               -------------    -------------

EXPENSES:
   Investment advisory fees ................................          59,090           10,948
   Administration fees .....................................          12,846            2,881
   Custodian fees ..........................................          10,744           14,627
   Professional fees .......................................          14,523           13,028
   Transfer agent fees .....................................          19,052           18,468
   Trustees' fees ..........................................             466              109
   Reports to shareholders .................................             738              425
   Amortization of organization costs ......................              --               --
   Offering costs ..........................................           8,886            9,285
   Service and distribution fees - Investor Class ..........              --               --
   Other fees ..............................................           1,845              990
                                                               -------------    -------------
      Total expenses before waiver/reimbursement ...........         128,190           70,761
      Less: Waiver/reimbursement ...........................         (45,978)         (53,538)
                                                               -------------    -------------
      Total expenses net of waiver/reimbursement ...........          82,212           17,223
                                                               -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................         (57,015)          (9,196)
                                                               -------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain (loss) on:
       Investments sold ....................................        (616,074)      (1,153,568)
       Foreign currency related transactions ...............          (7,279)          37,002
  Net change in unrealized appreciation (depreciation) on:
       Investments .........................................      (1,511,277)         747,095
       Foreign currency related transactions ...............              --             (610)
                                                               -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS .............................................      (2,134,630)        (370,081)
                                                               -------------    -------------
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS ..................................   $  (2,191,645)   $    (379,277)
                                                               =============    =============



                                       23     See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                           BEHAVIORAL GROWTH FUND (a)                BEHAVIORAL VALUE FUND
                                                    --------------------------------------  ---------------------------------------
                                                     SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                     FEBRUARY 28, 2002      YEAR ENDED      FEBRUARY 28, 2002        YEAR ENDED
                                                        (UNAUDITED)       AUGUST 31, 2001      (UNAUDITED)         AUGUST 31, 2001
                                                    ------------------  ------------------  ------------------   ------------------
NET ASSETS AT BEGINNING OF PERIOD ................  $      114,308,271  $      285,024,593  $       34,828,193   $       21,014,915
                                                    ------------------  ------------------  ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS:
   Net investment income (loss) ..................            (632,927)         (2,003,322)           (138,988)            (187,928)
   Net realized gain (loss) on investments
     and foreign currency transactions ...........         (10,073,857)        (81,263,302)            265,288              733,841
   Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions ...............          10,810,444         (51,603,485)           (720,257)           1,847,541
                                                    ------------------  ------------------  ------------------   ------------------
   Net increase (decrease) in net assets resulting
     from operations .............................             103,660        (134,870,109)           (593,957)           2,393,454
                                                    ------------------  ------------------  ------------------   ------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Class Shares:
     Net investment income .......................                  --                  --                  --                   --
     Net realized gains ..........................                  --          (9,041,940)           (473,038)              (3,795)
  Investor Class Shares:
     Net investment income .......................                  --                  --                  --                   --
     Net realized gains ..........................                  --            (701,639)                 --                   --
  C Class Shares:
     Net investment income .......................                  --                  --                  --                   --
     Net realized gains ..........................                  --             (89,243)                 --                   --
                                                    ------------------  ------------------  ------------------   ------------------
   Total distributions to shareholders ...........                  --          (9,832,822)           (473,038)              (3,795)
                                                    ------------------  ------------------  ------------------   ------------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class Shares:
     Proceeds from Shares issued .................          12,999,928          76,606,559           7,956,070           14,933,474
     Issued to shareholders in reinvestment
      of distributions ...........................                  --           8,812,603             437,078                3,397
     Cost of Shares redeemed .....................         (29,318,332)       (109,026,183)         (6,793,023)          (3,513,252)
                                                    ------------------  ------------------  ------------------   ------------------
     Increase (decrease) in net assets derived
       from Institutional Class Share
       transactions ..............................         (16,318,404)        (23,607,021)          1,600,125           11,423,619
                                                    ------------------  ------------------  ------------------   ------------------
  Investor Class Shares:
     Proceeds from Shares issued .................           1,355,248           3,120,865                 N/A                  N/A
     Issued to shareholders in reinvestment
      of distributions ...........................                  --             701,548                 N/A                  N/A
     Cost of Shares redeemed .....................          (1,586,063)         (4,873,772)                N/A                  N/A
                                                    ------------------  ------------------  ------------------   ------------------
     Increase (decrease) in net assets derived
       from Investor Class Share transactions ....            (230,815)         (1,051,359)                N/A                  N/A
                                                    ------------------  ------------------  ------------------   ------------------
  C Class Shares:
     Proceeds from Shares issued .................                 N/A             405,125                 N/A                  N/A
     Issued to shareholders in reinvestment
      of distributions ...........................                 N/A              79,481                 N/A                  N/A
     Cost of Shares redeemed .....................                 N/A          (1,839,617)                N/A                  N/A
                                                    ------------------  ------------------  ------------------   ------------------
     Increase (decrease) in net assets derived
       from C Class Share transactions ...........                 N/A          (1,355,011)                N/A                  N/A
                                                    ------------------  ------------------  ------------------   ------------------
     Increase (decrease) in net assets derived
       from capital share transactions ...........         (16,549,219)        (26,013,391)          1,600,125           11,423,619
                                                    ------------------  ------------------  ------------------   ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........         (16,445,559)       (170,716,322)            533,130           13,813,278
                                                    ------------------  ------------------  ------------------   ------------------
NET ASSETS AT END OF PERIOD ......................  $       97,862,712  $      114,308,271  $       35,361,323   $       34,828,193
                                                    ==================  ==================  ==================   ==================
Undistributed net investment income (loss) .......  $         (632,927) $               --  $         (139,299)  $             (311)
                                                    ------------------  ------------------  ------------------   ------------------
OTHER INFORMATION:
Share transactions:
  Institutional Class Shares:
      Sold .......................................             912,673           4,031,736             398,965              764,012
      Issued to shareholders in reinvestment
       of distributions ..........................                  --             451,465              21,691                  193
      Redeemed ...................................          (2,084,220)         (5,802,364)           (340,603)            (177,767)
                                                    ------------------  ------------------  ------------------   ------------------
         Total Institutional Class transactions ..          (1,171,547)         (1,319,163)             80,053              586,438
                                                    ------------------  ------------------  ------------------   ------------------
  Investor Class Shares:
      Sold .......................................              93,033             167,586                 N/A                  N/A
      Issued to shareholders in reinvestment
       of distributions ..........................                  --              36,218                 N/A                  N/A
      Redeemed ...................................            (114,877)           (268,608)                N/A                  N/A
                                                    ------------------  ------------------  ------------------   ------------------
         Total Investor Class transactions .......             (21,844)            (64,804)                N/A                  N/A
                                                    ------------------  ------------------  ------------------   ------------------
  C Class Shares:
      Sold .......................................                 N/A              19,821                 N/A                  N/A
      Issued to shareholders in reinvestment
       of distributions ..........................                 N/A               4,146                 N/A                  N/A
      Redeemed ...................................                 N/A            (113,376)                N/A                  N/A
                                                    ------------------  ------------------  ------------------   ------------------
         Total C Class transactions ..............                  --             (89,409)                N/A                  N/A
                                                    ------------------  ------------------  ------------------   ------------------
Net increase (decrease) in capital shares ........          (1,193,391)         (1,473,376)             80,053              586,438
                                                    ==================  ==================  ==================   =================-


(a) On March 15, 2001 the Fund's C Class shares ceased operations.

(b) On December 27, 2000, the Fund's Investor Class Shares ceased operations.

(c) The Fund commenced investment operations on October 2, 2000.

(d) On September 21, 2001, the Fund's Investor Class Shares ceased operations.


                                               See Notes to Financial Statements

                                                                       [GRAPHIC]


                                                                REIT FUND (A,D)                    SPECIAL SMALL CAP FUND
                                                    -------------------------------------   -------------------------------------
                                                    SIX MONTHS ENDED                         SIX MONTHS ENDED
                                                    FEBRUARY 28, 2002      YEAR ENDED      FEBRUARY 28, 2002       YEAR ENDED
                                                       (UNAUDITED)       AUGUST 31, 2001      (UNAUDITED)        AUGUST 31, 2001
                                                    -----------------   -----------------   -----------------   -----------------
NET ASSETS AT BEGINNING OF PERIOD ................  $      80,113,299   $      45,321,351   $      21,300,333   $      19,268,458
                                                    -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS:
   Net investment income (loss) ..................          2,054,444           2,463,929             (73,144)           (138,643)
   Net realized gain (loss) on investments
     and foreign currency transactions ...........            484,399           1,871,806           1,359,151             504,915
   Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions ...............           (215,489)          7,214,647            (965,548)          2,502,314
                                                    -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets resulting
     from operations .............................          2,323,354          11,550,382             320,459           2,868,586
                                                    -----------------   -----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Class Shares:
     Net investment income .......................         (2,302,185)         (1,634,024)                 --             (79,583)
     Net realized gains ..........................           (418,911)                 --            (559,387)         (1,103,327)
  Investor Class Shares:
     Net investment income .......................                 --             (11,896)                 --                  --
     Net realized gains ..........................                 --                  --                  --                  --
  C Class Shares:
     Net investment income .......................                 --             (12,123)                 --                  --
     Net realized gains ..........................                 --                  --                  --                  --
                                                    -----------------   -----------------   -----------------   -----------------
   Total distributions to shareholders ...........         (2,721,096)         (1,658,043)           (559,387)         (1,182,910)
                                                    -----------------   -----------------   -----------------   -----------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class Shares:
     Proceeds from Shares issued .................         35,322,795          36,370,997             613,666           1,345,646
     Issued to shareholders in reinvestment
      of distributions ...........................          2,718,352           1,627,083             556,139           1,179,517
     Cost of Shares redeemed .....................        (13,923,478)        (12,883,422)        (12,119,897)         (2,178,964)
                                                    -----------------   -----------------   -----------------   -----------------
     Increase (decrease) in net assets derived
       from Institutional Class Share
       transactions ..............................         24,117,669          25,114,658         (10,950,092)            346,199
                                                    -----------------   -----------------   -----------------   -----------------
  Investor Class Shares:
     Proceeds from Shares issued .................                272             265,092                 N/A                 N/A
     Issued to shareholders in reinvestment
      of distributions ...........................                 --              10,763                 N/A                 N/A
     Cost of Shares redeemed .....................           (600,248)            (97,244)                N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
     Increase (decrease) in net assets derived
       from Investor Class Share transactions ....           (599,976)            178,611                 N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
  C Class Shares:
     Proceeds from Shares issued .................                N/A             118,379                 N/A                 N/A
     Issued to shareholders in reinvestment
      of distributions ...........................                N/A               6,884                 N/A                 N/A
     Cost of Shares redeemed .....................                N/A            (518,923)                N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
     Increase (decrease) in net assets derived
       from C Class Share transactions ...........                N/A            (393,660)                N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
     Increase (decrease) in net assets derived
       from capital share transactions ...........         23,517,693          24,899,609         (10,950,092)            346,199
                                                    -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........         23,119,951          34,791,948         (11,189,020)          2,031,875
                                                    -----------------   -----------------   -----------------   -----------------
NET ASSETS AT END OF PERIOD ......................  $     103,233,250   $      80,113,299   $      10,111,313   $      21,300,333
                                                    =================   =================   =================   =================
Undistributed net investment income (loss) .......  $       1,396,674   $       1,644,415   $         (73,144)  $              --
                                                    -----------------   -----------------   -----------------   -----------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Institutional Class Shares:
      Sold .......................................          2,509,284           2,760,638              42,232              93,670
      Issued to shareholders in reinvestment
       of distributions ..........................            192,928             125,160              37,858              91,365
      Redeemed ...................................           (997,190)           (978,789)           (816,837)           (153,664)
                                                    -----------------   -----------------   -----------------   -----------------
         Total Institutional Class transactions ..          1,705,022           1,907,009            (736,747)             31,371
                                                    -----------------   -----------------   -----------------   -----------------
  Investor Class Shares:
      Sold .......................................                 20              20,120                 N/A                 N/A
      Issued to shareholders in reinvestment
       of distributions ..........................                 --                 829                 N/A                 N/A
      Redeemed ...................................            (45,156)             (7,047)                N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
         Total Investor Class transactions .......            (45,136)             13,902                 N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
  C Class Shares:
      Sold .......................................                N/A               9,381                 N/A                 N/A
      Issued to shareholders in reinvestment
       of distributions ..........................                N/A                 533                 N/A                 N/A
      Redeemed ...................................                N/A             (40,289)                N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
         Total C Class transactions ..............                N/A             (30,375)                N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in capital shares ........          1,659,886           1,890,536            (736,747)             31,371
                                                    =================   =================   =================   =================


                                                           SMALL CAP VALUE FUND (A)                  HIDDEN VALUE FUND (B)
                                                    -------------------------------------   -------------------------------------
                                                    SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                    FEBRUARY 28, 2002      YEAR ENDED       FEBRUARY 28, 2002      YEAR ENDED
                                                       (UNAUDITED)       AUGUST 31, 2001       (UNAUDITED)       AUGUST 31, 2001
                                                    -----------------   -----------------   -----------------   -----------------
NET ASSETS AT BEGINNING OF PERIOD ................  $      82,139,238   $      34,769,672   $       6,002,925   $       5,405,170
                                                    -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS:
   Net investment income (loss) ..................           (162,255)            (48,282)              6,155              37,534
   Net realized gain (loss) on investments
     and foreign currency transactions ...........            348,581           3,347,350             125,339             223,480
   Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions ...............          6,120,172           8,636,712             280,967             320,721
                                                    -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets resulting
     from operations .............................          6,306,498          11,935,780             412,461             581,735
                                                    -----------------   -----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Class Shares:
     Net investment income .......................                 --                  --             (42,161)            (29,035)
     Net realized gains ..........................         (2,631,790)         (1,741,711)           (181,372)           (185,320)
  Investor Class Shares:
     Net investment income .......................                 --                  --                  --                  --
     Net realized gains ..........................                 --            (285,404)                 --                (524)
  C Class Shares:
     Net investment income .......................                 --                  --                  --                  --
     Net realized gains ..........................                 --             (39,402)                 --                  --
                                                    -----------------   -----------------   -----------------   -----------------
   Total distributions to shareholders ...........         (2,631,790)         (2,066,517)           (223,533)           (214,879)
                                                    -----------------   -----------------   -----------------   -----------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class Shares:
     Proceeds from Shares issued .................         17,591,519          42,026,820             269,678             253,763
     Issued to shareholders in reinvestment
      of distributions ...........................          1,928,890           1,704,750             217,817             213,868
     Cost of Shares redeemed .....................         (7,260,752)         (8,324,599)           (145,380)           (210,682)
                                                    -----------------   -----------------   -----------------   -----------------
     Increase (decrease) in net assets derived
       from Institutional Class Share
       transactions ..............................         12,259,657          35,406,971             342,115             256,949
                                                    -----------------   -----------------   -----------------   -----------------
  Investor Class Shares:
     Proceeds from Shares issued .................         13,348,585           2,658,745                 N/A                  --
     Issued to shareholders in reinvestment
      of distributions ...........................            513,873             285,404                 N/A                 524
     Cost of Shares redeemed .....................           (942,091)           (382,868)                N/A             (26,574)
                                                    -----------------   -----------------   -----------------   -----------------
     Increase (decrease) in net assets derived
       from Investor Class Share transactions ....         12,920,367           2,561,281                 N/A             (26,050)
                                                    -----------------   -----------------   -----------------   -----------------
  C Class Shares:
     Proceeds from Shares issued .................                N/A             460,944                 N/A                 N/A
     Issued to shareholders in reinvestment
      of distributions ...........................                N/A              36,550                 N/A                 N/A
     Cost of Shares redeemed .....................                N/A            (965,443)                N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
     Increase (decrease) in net assets derived
       from C Class Share transactions ...........                N/A            (467,949)                N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
     Increase (decrease) in net assets derived
       from capital share transactions ...........         25,180,024          37,500,303             342,115             230,899
                                                    -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........         28,854,732          47,369,566             531,043             597,755
                                                    -----------------   -----------------   -----------------   -----------------
NET ASSETS AT END OF PERIOD ......................  $     110,993,970   $      82,139,238   $       6,533,968   $       6,002,925
                                                    =================   =================   =================   =================
Undistributed net investment income (loss) .......  $        (162,255)  $              --   $           6,140   $          42,146
                                                    -----------------   -----------------   -----------------   -----------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Institutional Class Shares:
      Sold .......................................          1,029,061           2,582,598              21,098              19,973
      Issued to shareholders in reinvestment
       of distributions ..........................            111,884             117,895              16,615              18,232
      Redeemed ...................................           (436,821)           (506,117)            (12,641)            (17,172)
                                                    -----------------   -----------------   -----------------   -----------------
         Total Institutional Class transactions ..            704,124           2,194,376              25,072              21,033
                                                    -----------------   -----------------   -----------------   -----------------
  Investor Class Shares:
      Sold .......................................            774,087             166,179                 N/A                  --
      Issued to shareholders in reinvestment
       of distributions ..........................             30,122              19,861                 N/A                  44
      Redeemed ...................................            (55,260)            (24,428)                N/A              (2,005)
                                                    -----------------   -----------------   -----------------   -----------------
         Total Investor Class transactions .......            748,949             161,612                 N/A              (1,961)
                                                    -----------------   -----------------   -----------------   -----------------
  C Class Shares:
      Sold .......................................                N/A              30,748                 N/A                 N/A
      Issued to shareholders in reinvestment
       of distributions ..........................                N/A               2,568                 N/A                 N/A
      Redeemed ...................................                N/A             (61,755)                N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
         Total C Class transactions ..............                N/A             (28,439)                N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in capital shares ........          1,453,073           2,327,549              25,072              19,072
                                                    =================   =================   =================   =================


                                               See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                         MERGER & ACQUISITION FUND (C)             SMALL CAP GROWTH FUND (C)
                                                    -------------------------------------   -------------------------------------
                                                    SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                    FEBRUARY 28, 2002      YEAR ENDED       FEBRUARY 28, 2002      YEAR ENDED
                                                       (UNAUDITED)       AUGUST 31, 2001       (UNAUDITED)       AUGUST 31, 2001
                                                    -----------------   -----------------   -----------------   -----------------
NET ASSETS AT BEGINNING OF PERIOD ................  $         214,937   $              --   $      40,391,474   $              --
                                                    -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
  Net investment income (loss) ...................                202               1,179            (247,835)           (173,120)
  Net realized gain (loss) on investments
     and foreign currency transactions ...........             11,517              12,719          (1,691,811)           (829,380)
  Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency transactions .......................             (5,943)              1,039          (1,029,804)         (3,121,070)
                                                    -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets
     resulting from operations ...................              5,776              14,937          (2,969,450)         (4,123,570)
                                                    -----------------   -----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Class Shares:
      Net investment income ......................               (706)               (474)                 --                  --
      Net realized gains .........................            (12,720)                 --            (155,770)                 --
  Investor Class Shares:
      Net investment income ......................                 --                  --                  --                  --
      Net realized gains .........................                 --                  --                  --                  --
  C Class Shares:
      Net investment income ......................                 --                  --                  --                  --
      Net realized gains .........................                 --                  --                  --                  --
                                                    -----------------   -----------------   -----------------   -----------------
   Total distributions to shareholders ...........            (13,426)               (474)           (155,770)                 --
                                                    -----------------   -----------------   -----------------   -----------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class Shares:
     Proceeds from Shares issued .................                 --             200,000          11,774,079          45,415,979
     Issued to shareholders in reinvestment
      of distributions ...........................             13,393                 474             155,558                  --
     Cost of Shares redeemed .....................                 --                  --          (4,097,466)           (900,935)
                                                    -----------------   -----------------   -----------------   -----------------
     Increase (decrease) in net assets derived
       from Institutional Class Share transactions             13,393             200,474           7,832,171          44,515,044
                                                    -----------------   -----------------   -----------------   -----------------
  Investor Class Shares:
     Proceeds from Shares issued .................                N/A                 N/A                 N/A                 N/A
     Issued to shareholders in reinvestment
      of distributions ...........................                N/A                 N/A                 N/A                 N/A
     Cost of Shares redeemed .....................                N/A                 N/A                 N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
     Increase (decrease) in net assets derived
       from Investor Class Share transactions ....                N/A                 N/A                 N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
  C Class Shares:
     Proceeds from Shares issued .................                N/A                 N/A                 N/A                 N/A
     Issued to shareholders in reinvestment
      of distributions ...........................                N/A                 N/A                 N/A                 N/A
     Cost of Shares redeemed .....................                N/A                 N/A                 N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
     Increase (decrease) in net assets derived
       from C Class Share transactions ...........                N/A                 N/A                 N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
     Increase (decrease) in net assets derived
       from capital share transactions ...........             13,393             200,474           7,832,171          44,515,044
                                                    -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........              5,743             214,937           4,706,951          40,391,474
                                                    -----------------   -----------------   -----------------   -----------------
NET ASSETS AT END OF PERIOD ......................  $         220,680   $         214,937   $      45,098,425   $      40,391,474
                                                    =================   =================   =================   =================
Undistributed net investment income (loss) .......  $             201   $             705   $        (247,835)  $              --
                                                    -----------------   -----------------   -----------------   -----------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Institutional Class Shares:
      Sold .......................................                 --              16,000           1,235,009           4,793,178
      Issued to shareholders in reinvestment
       of distributions ..........................              1,067                  38              16,103                  --
      Redeemed ...................................                 --                  --            (453,416)           (103,412)
                                                    -----------------   -----------------   -----------------   -----------------
         Total Institutional Class transactions ..              1,067              16,038             797,696           4,689,766
                                                    -----------------   -----------------   -----------------   -----------------
  Investor Class Shares:
      Sold .......................................                N/A                 N/A                 N/A                 N/A
      Issued to shareholders in reinvestment
       of distributions ..........................                N/A                 N/A                 N/A                 N/A
      Redeemed ...................................                N/A                 N/A                 N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
         Total Investor Class transactions .......                N/A                 N/A                 N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
  C Class Shares:
      Sold .......................................                N/A                 N/A                 N/A                 N/A
      Issued to shareholders in reinvestment
       of distributions ..........................                N/A                 N/A                 N/A                 N/A
      Redeemed ...................................                N/A                 N/A                 N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
         Total C Class transactions ..............                N/A                 N/A                 N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in capital shares ........              1,067              16,038             797,696           4,689,766
                                                    =================   =================   =================   =================

(a) On March 15, 2001 the Fund's C Class shares ceased operations.

(b) On December 27, 2000, the Fund's Investor Class Shares ceased operations.

(c) The Fund commenced investment operations on October 2, 2000.

(d) On September 21, 2001, the Fund's Investor Class Shares ceased operations.


                                               See Notes to Financial Statements

                                                                       [GRAPHIC]



                                                     INTERNATIONAL SMALL CAP EQUITY FUND        INTERNATIONAL EQUITY FUND (A)
                                                    -------------------------------------   -------------------------------------
                                                     SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                     FEBRUARY 28, 2002       YEAR ENDED     FEBRUARY 28, 2002      YEAR ENDED
                                                      (UNAUDITED)        AUGUST 31, 2001       (UNAUDITED)       AUGUST 31, 2001
                                                    -----------------   -----------------   -----------------   -----------------
NET ASSETS AT BEGINNING OF PERIOD ................  $      12,179,182   $      20,977,182   $       6,036,259   $      16,548,536
                                                    -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
  Net investment income (loss) ...................            (57,015)             (2,215)             (9,196)              9,010
  Net realized gain (loss) on investments
     and foreign currency transactions ...........           (623,353)         (2,990,486)         (1,116,566)         (2,098,958)
  Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency transactions .......................         (1,511,277)         (6,943,492)            746,485          (1,568,109)
                                                    -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets
     resulting from operations ...................         (2,191,645)         (9,936,193)           (379,277)         (3,658,057)
                                                    -----------------   -----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Class Shares:
      Net investment income ......................                 --                  --             (48,507)                 --
      Net realized gains .........................                 --            (846,932)                 --            (719,726)
  Investor Class Shares:
      Net investment income ......................                 --                  --                  --                  --
      Net realized gains .........................                 --                  --                  --                  --
  C Class Shares:
      Net investment income ......................                 --                  --                  --                  --
      Net realized gains .........................                 --                  --                  --              (8,731)
                                                    -----------------   -----------------   -----------------   -----------------
   Total distributions to shareholders ...........                 --            (846,932)            (48,507)           (728,457)
                                                    -----------------   -----------------   -----------------   -----------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class Shares:
     Proceeds from Shares issued .................          2,307,132           7,199,470           1,256,820          14,182,349
                                                    -----------------   -----------------   -----------------   -----------------
     Issued to shareholders in reinvestment
       of distributions ..........................                 --             844,363              48,429             717,214
     Cost of Shares redeemed .....................         (2,035,087)         (6,058,708)         (5,432,045)        (20,941,396)
                                                    -----------------   -----------------   -----------------   -----------------
     Increase (decrease) in net assets derived
       from Institutional Class Share transactions            272,045           1,985,125          (4,126,796)         (6,041,833)
                                                    -----------------   -----------------   -----------------   -----------------
  Investor Class Shares:
     Proceeds from Shares issued .................                N/A                 N/A                 N/A                 N/A
     Issued to shareholders in reinvestment
      of distributions ...........................                N/A                 N/A                 N/A                 N/A
     Cost of Shares redeemed .....................                N/A                 N/A                 N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
     Increase (decrease) in net assets derived
       from Investor Class Share transactions ....                N/A                 N/A                 N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
  C Class Shares:
     Proceeds from Shares issued .................                N/A                 N/A                 N/A               1,250
     Issued to shareholders in reinvestment
      of distributions ...........................                N/A                 N/A                 N/A               8,731
     Cost of Shares redeemed .....................                N/A                 N/A                 N/A             (93,911)
                                                    -----------------   -----------------   -----------------   -----------------
     Increase (decrease) in net assets derived
       from C Class Share transactions ...........                N/A                 N/A                 N/A             (83,930)
                                                    -----------------   -----------------   -----------------   -----------------
     Increase (decrease) in net assets derived
       from capital share transactions ...........            272,045           1,985,125          (4,126,796)         (6,125,763)
                                                    -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........         (1,919,600)         (8,798,000)         (4,554,580)        (10,512,277)
                                                    -----------------   -----------------   -----------------   -----------------
NET ASSETS AT END OF PERIOD ......................  $      10,259,582   $      12,179,182   $       1,481,679   $       6,036,259
                                                    =================   =================   =================   =================
Undistributed net investment income (loss) .......  $         (69,996)  $          (5,702)  $         (38,754)  $         (18,053)
                                                    -----------------   -----------------   -----------------   -----------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
  Institutional Class Shares:
      Sold .......................................            217,760             443,062             114,297           1,048,682
      Issued to shareholders in reinvestment
       of distributions ..........................                 --              51,549               4,569              48,757
      Redeemed ...................................           (193,899)           (389,218)           (504,243)         (1,483,520)
                                                    -----------------   -----------------   -----------------   -----------------
         Total Institutional Class transactions ..             23,861             105,393            (385,377)           (386,081)
                                                    -----------------   -----------------   -----------------   -----------------
  Investor Class Shares:
      Sold .......................................                N/A                 N/A                 N/A                 N/A
      Issued to shareholders in reinvestment
       of distributions ..........................                N/A                 N/A                 N/A                 N/A
      Redeemed ...................................                N/A                 N/A                 N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
         Total Investor Class transactions .......                N/A                 N/A                 N/A                 N/A
                                                    -----------------   -----------------   -----------------   -----------------
  C Class Shares:
      Sold .......................................                N/A                 N/A                 N/A                  78
      Issued to shareholders in reinvestment
       of distributions ..........................                N/A                 N/A                 N/A                 601
      Redeemed ...................................                N/A                 N/A                 N/A              (7,530)
                                                    -----------------   -----------------   -----------------   -----------------
         Total C Class transactions ..............                N/A                 N/A                 N/A              (6,851)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in capital shares ........             23,861             105,393            (385,377)           (392,932)
                                                    =================   =================   =================   =================


                                               See Notes to Financial Statements

FINANCIAL HIGHLIGHTS


                                                                             BEHAVIORAL GROWTH FUND(C)
                                               ----------------------------------------------------------------------------------
                                                                               INSTITUTIONAL CLASS (1)
                                               -------------------------------------------------------------------------------------
                                               SIX MONTHS ENDED
                                               FEBRUARY 28, 2002    YEAR ENDED      YEAR ENDED         YEAR ENDED     PERIOD ENDED
                                                (UNAUDITED)       AUGUST 31,2001  AUGUST 31, 2000    AUGUST 31, 1999 AUGUST 31, 1998
                                               -----------------  --------------  ---------------    --------------- ---------------
NET ASSET VALUE, BEGINNING OF PERIOD .......    $     14.47       $     30.40       $    21.38       $    11.86      $     12.50
                                                -----------       -----------       -----------      -----------     ------------
Income from Investment Operations:
     Net investment income (loss) ..........          (0.09)            (0.22)           (0.28)           (0.13)           (0.02)
     Net realized and unrealized gain (loss)
         on investments ....................           0.21            (14.57)            9.30             9.65            (0.62)
                                                -----------       -----------       -----------      -----------     ------------
     Total Income (Loss) from Investment
      Operations ...........................           0.12            (14.79)            9.02             9.52            (0.64)
                                                -----------       -----------       -----------      -----------     ------------
Less Distributions:
     Dividends from net investment income ..           0.00              0.00             0.00             0.00             0.00
     Distributions from capital gains ......           0.00             (1.14)            0.00             0.00             0.00
                                                -----------       -----------       -----------      -----------     ------------
     Total Distributions ...................           0.00             (1.14)            0.00             0.00             0.00
                                                -----------       -----------       -----------      -----------     ------------
Net increase (decrease) in net asset value .           0.12            (15.93)            9.02             9.52            (0.64)
                                                -----------       -----------       -----------      -----------     ------------
NET ASSET VALUE, END OF PERIOD .............    $     14.59       $     14.47      $     30.40      $     21.38      $     11.86
                                                ===========       ===========      ===========      ===========      ===========
TOTAL RETURN** .............................           0.83%           (49.63)%          42.19%           80.27%           (5.12)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ........    $    89,992       $   106,195      $   263,268      $    94,075      $     5,254

Ratios to average net assets (+):
     Net investment income (loss) including
      reimbursement ........................          (1.23)%*          (1.16)%          (0.97)%          (0.72)%          (0.35)%*
     Operating expenses including
      reimbursement ........................           1.30%*            1.30%            1.30%            1.30%            1.30%*
Portfolio turnover rate**...................             44%               97%              90%              72%              67%

+ The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both.

     Had such actions not been taken, the ratios would have been as follows:
     Net investment income (loss) ............        (1.46)%*          (1.29)%          (1.11)%          (1.26)%          (5.08)%*
     Operating Expenses.......................         1.53%*            1.43%            1.44%            1.84%            6.03%*

----------
* Annualized

** For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2) The Fund commenced investment operations on December 28, 1998.

(3) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(4) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(6) The Fund's Investor Class commenced investment operations on July 31, 1998.

(7) The Fund commenced investment operations on October 2, 2000.

(a) Represents less than $0.005 per share.

(b) On December 27, 2000 the Hidden Value Fund ceased offering Investor Class shares.

(c) On March 15, 2001, the Fund ceased offering C Class shares and all remaining shares were redeemed.

(d) On September 21, 2001, the Fund ceased offering Investor Class Shares and all remaining shares were redeemed.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.


                                               See Notes to Financial Statements

                                                                       [GRAPHIC]


                                                                             BEHAVIORAL GROWTH FUND(C)
                                               ----------------------------------------------------------------------------------
                                                                               INSTITUTIONAL CLASS (1)
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS ENDED
                                               FEBRUARY 28, 2002    YEAR ENDED      YEAR ENDED         YEAR ENDED     PERIOD ENDED
                                                (UNAUDITED)       AUGUST 31,2001  AUGUST 31, 2000    AUGUST 31, 1999 AUGUST 31, 1998
                                               -----------------  --------------  ---------------    --------------- ------------
Net Asset Value, beginning of period .......    $     14.32       $     30.21       $     21.31      $     11.85     $      14.74
                                                -----------       -----------       -----------      -----------     ------------
Income from Investment Operations:
     Net investment income (loss) ..........          (0.11)            (0.28)            (0.38)           (0.20)            0.00(a)
     Net realized and unrealized gain (loss)
         on investments ....................           0.24            (14.47)             9.28             9.66            (2.89)
                                                -----------       -----------       -----------      -----------     ------------
     Total Income (Loss) from Investment
      Operations ...........................           0.13            (14.75)             8.90             9.46            (2.89)
                                                -----------       -----------       -----------      -----------     ------------
Less Distributions:
     Dividends from net investment income ..           0.00              0.00              0.00             0.00             0.00
     Distributions from capital gains ......           0.00             (1.14)             0.00             0.00             0.00
                                                -----------       -----------       -----------      -----------     ------------
     Total Distributions ...................           0.00             (1.14)             0.00             0.00             0.00
                                                -----------       -----------       -----------      -----------     ------------
Net increase (decrease) in net asset value .           0.13            (15.89)             8.90             9.46            (2.89)
                                                -----------       -----------       -----------      -----------     ------------
Net Asset Value, end of period .............    $     14.45       $     14.32       $     30.21      $     21.31     $      11.85
                                                ===========       ===========       ===========      ===========     ============
Total Return** .............................           0.91%           (49.82)%           41.76%           79.83%          (19.61)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000s) ........    $     7,871       $     8,114       $    19,077      $     4,590     $         40


Ratios to average net assets (+):
     Net investment income (loss) including
      reimbursement ........................          (1.58)%*          (1.51)%           (1.32)%          (1.09)%          (0.35)%*
     Operating expenses including
      reimbursement ........................           1.65%*            1.65%             1.65%            1.65%            1.30%*
Portfolio turnover rate** ..................             44%               97%               90%              72%              67%

+ The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both.

     Had such actions not been taken, the ratios would have been as follows:
     Net investment income (loss) ............        (1.81)%*          (1.64)%           (1.49)%          (1.77)%          (5.43)%*
     Operating Expenses.......................         1.88%*            1.78%             1.82%            2.33%            6.38%*



                                               See Notes to Financial Statements

FINANCIAL HIGHLIGHTS


                                                                              BEHAVIORAL VALUE FUND
                                                                             INSTITUTIONAL CLASS (2)
                                                         ----------------------------------------------------------------------
                                                         SIX MONTHS ENDED
                                                         FEBRUARY 28, 2002     YEAR ENDED        YEAR ENDED      PERIOD ENDED
                                                            (UNAUDITED)     AUGUST 31, 2001   AUGUST 31, 2000   AUGUST 31, 1999
                                                         -----------------  ---------------   ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ...................   $      21.06      $      19.68       $      15.11     $      12.50
                                                           ------------      ------------       ------------     ------------
Income from Investment Operations:
   Net investment income (loss) ........................          (0.08)            (0.13)             (0.06)           (0.03)
   Net realized and unrealized gain (loss)
     on investments ....................................          (0.31)             1.51               5.33             2.64
                                                           ------------      ------------       ------------     ------------
   Total Income (Loss) from Investment Operations ......          (0.39)             1.38               5.27             2.61
                                                           ------------      ------------       ------------     ------------

Less Distributions:
   Dividends from net investment income ................           0.00              0.00              (0.06)            0.00
   Distributions from capital gains ....................          (0.28)            (0.00)(a)          (0.64)            0.00
                                                           ------------      ------------       ------------     ------------
   Total Distributions .................................          (0.28)            (0.00)             (0.70)            0.00
                                                           ------------      ------------       ------------     ------------

Net increase (decrease) in net asset value .............          (0.67)             1.38               4.57             2.61
                                                           ------------      ------------       ------------     ------------

NET ASSET VALUE, END OF PERIOD .........................   $      20.39      $      21.06       $      19.68     $      15.11
                                                           ============      ============       ============     ============

TOTAL RETURN** .........................................          (1.86)%            7.03%             35.99%           20.88%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ....................   $     35,361      $     34,828       $     21,015     $      3,651
Ratios to average net assets (+):
   Net investment income (loss) including reimbursement           (0.83)%*          (0.66)%            (0.35)%          (0.35)%*
   Operating expenses including reimbursement ..........           1.40%*            1.40%              1.40%            1.40%*
Portfolio turnover rate** ..............................             17%               36%                54%              58%

   + The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the
     Investment Adviser, or both.
     Had such actions not been taken, the ratios would have been as follows:
     Net investment income (loss) ......................          (1.12)%*          (0.95)%            (1.26)%          (6.84)%*
     Operating Expenses.................................           1.69%*            1.69%              2.31%            7.89%*

*   Annualized

**  For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2) The Fund commenced investment operations on December 28, 1998.

(3) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(4) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(6) The Fund's Investor Class commenced investment operations on July 31, 1998.

(7) The Fund commenced investment operations on October 2, 2000.

(a) Represents less than $0.005 per share.

(b) On December 27, 2000 the Hidden Value Fund ceased offering Investor Class shares.

(c) On March 15, 2001, the Fund ceased offering C Class shares and all remaining shares were redeemed.

(d) On September 21, 2001, the Fund ceased offering Investor Class Shares and all remaining shares were redeemed.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.



                                       30     See Notes to Financial Statements

                                                                            REIT FUND(c,d)
                                                        ----------------------------------------------------
                                                                        INSTITUTIONAL CLASS (3)
                                                        ----------------------------------------------------
                                                        SIX MONTHS ENDED
                                                        FEBRUARY 28, 2002     YEAR ENDED       YEAR ENDED
                                                           (UNAUDITED)     AUGUST 31, 2001   AUGUST 31, 2000
                                                        -----------------  ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ..................  $        14.50     $        12.47    $        11.19
                                                         --------------     --------------    --------------
Income from Investment Operations:
   Net investment income (loss) .......................            0.34               0.52              0.51
   Net realized and unrealized gain (loss)
     on investments ...................................            0.00               1.91              1.26
                                                         --------------     --------------    --------------
   Total Income (Loss) from Investment Operations .....            0.34               2.43              1.77
                                                         --------------     --------------    --------------

Less Distributions:
   Dividends from net investment income ...............           (0.41)             (0.40)            (0.49)
   Distributions from capital gains ...................           (0.06)              0.00              0.00
                                                         --------------     --------------    --------------
   Total Distributions ................................           (0.47)             (0.40)            (0.49)
                                                         --------------     --------------    --------------

Net increase (decrease) in net asset value ............           (0.13)              2.03              1.28
                                                         --------------     --------------    --------------

NET ASSET VALUE, END OF PERIOD ........................  $        14.37     $        14.50    $        12.47
                                                         ==============     ==============    ==============

TOTAL RETURN** ........................................            2.43%             19.83%            17.18%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ...................  $      103,233     $       79,460    $       44,558
Ratios to average net assets (+):
   Net investment income (loss) including reimbursement            4.88%*             3.90%             4.51%
   Operating expenses including reimbursement .........            1.40%*             1.40%             1.40%
Portfolio turnover rate** .............................              20%                29%               64%

   + The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the
     Investment Adviser, or both.
     Had such actions not been taken, the ratios would have been as follows:
     Net investment income (loss) .....................            4.76%*             3.67%             4.01%
     Operating Expenses................................            1.52%*             1.63%             1.90%

                                                                    REIT FUND(c,d)
                                                        ----------------------------------
                                                              INSTITUTIONAL CLASS (3)
                                                        ----------------------------------
                                                           YEAR ENDED      PERIOD ENDED
                                                         AUGUST 31, 1999   AUGUST 31, 1998
                                                         ---------------   ---------------
Net Asset Value, beginning of period ..................   $        10.64    $        12.50
                                                          --------------    --------------
Income from Investment Operations:
   Net investment income (loss) .......................             0.53              0.20
   Net realized and unrealized gain (loss)
     on investments ...................................             0.30             (2.06)
                                                          --------------    --------------
   Total Income (Loss) from Investment Operations .....             0.83             (1.86)
                                                          --------------    --------------

Less Distributions:
   Dividends from net investment income ...............            (0.28)             0.00
   Distributions from capital gains ...................             0.00              0.00
                                                          --------------    --------------
   Total Distributions ................................            (0.28)             0.00
                                                          --------------    --------------

Net increase (decrease) in net asset value ............             0.55             (1.86)
                                                          --------------    --------------

Net Asset Value, end of period ........................   $        11.19    $        10.64
                                                          ==============    ==============

Total Return** ........................................             7.84%           (14.88)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000s) ...................   $       22,355    $        9,122
Ratios to average net assets (+):
   Net investment income (loss) including reimbursement             4.86%             4.85%*
   Operating expenses including reimbursement .........             1.40%             1.40%*
Portfolio turnover rate** .............................               67%               52%

   + The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the
     Investment Adviser, or both.
     Had such actions not been taken, the ratios would have been as follows:
     Net investment income (loss) .....................             4.28%             1.63%*
     Operating Expenses................................             1.98%             4.62%*



                                       31     See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

                                                                                SPECIAL SMALL CAP FUND
                                                                 -----------------------------------------------------
                                                                                INSTITUTIONAL CLASS (4)
                                                                 -----------------------------------------------------
                                                                SIX MONTHS ENDED
                                                                FEBRUARY 28, 2002     YEAR ENDED         YEAR ENDED
                                                                    (UNAUDITED)     AUGUST 31, 2001    AUGUST 31, 2000
                                                                 ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................  $         15.22    $         14.09    $         12.83
                                                                 ---------------    ---------------    ---------------
Income from Investment Operations:
     Net investment income (loss) .............................            (0.06)             (0.08)              0.06
     Net realized and unrealized gain (loss)
         on investments .......................................             0.50               2.09               1.20
                                                                 ---------------    ---------------    ---------------
     Total Income (Loss) from Investment Operations ...........             0.44               2.01               1.26
                                                                 ---------------    ---------------    ---------------
Less Distributions:
     Dividends from net investment income .....................             0.00              (0.06)              0.00
     Distributions from capital gains .........................            (0.40)             (0.82)              0.00
                                                                 ---------------    ---------------    ---------------
     Total Distributions ......................................            (0.40)             (0.88)              0.00

Net increase (decrease) in net asset value ....................             0.04               1.13               1.26
                                                                 ---------------    ---------------    ---------------

NET ASSET VALUE, END OF PERIOD ................................  $         15.26    $         15.22    $         14.09
                                                                 ===============    ===============    ===============

TOTAL RETURN** ................................................             3.00%             15.43%              9.82%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ...........................  $        10,111    $        21,300    $        19,268
Ratios to average net assets (+):
     Net investment income (loss) including reimbursement .....            (0.82)%*           (0.70)%             0.44%
     Operating expenses including reimbursement ...............             2.20%*             2.11%              1.20%
Portfolio turnover rate** .....................................               15%                21%                60%


+    The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the
     Investment Adviser, or both.
     Had such actions not been taken, the ratios would have been as follows:
     Net investment income (loss) .............................            (1.09)%*          (1.05)%              0.24%
     Operating Expenses .......................................             2.47%*            2.46%               1.40%

                                                                       SPECIAL SMALL CAP FUND
                                                                 ----------------------------------
                                                                       INSTITUTIONAL CLASS (4)
                                                                 ----------------------------------
                                                                   YEAR ENDED         PERIOD ENDED
                                                                 AUGUST 31, 1999    AUGUST 31, 1998
                                                                 ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................  $         10.40    $         12.50
                                                                 ---------------    ---------------
Income from Investment Operations:
     Net investment income (loss) .............................            (0.06)             (0.03)
     Net realized and unrealized gain (loss)
         on investments .......................................             2.49              (2.07)
                                                                 ---------------    ---------------
     Total Income (Loss) from Investment Operations ...........             2.43              (2.10)
                                                                 ---------------    ---------------
Less Distributions:
     Dividends from net investment income .....................             0.00               0.00
     Distributions from capital gains .........................             0.00               0.00
                                                                 ---------------    ---------------
     Total Distributions ......................................             0.00               0.00
                                                                 ---------------    ---------------

Net increase (decrease) in net asset value ....................             2.43              (2.10)
                                                                 ---------------    ---------------

NET ASSET VALUE, END OF PERIOD ................................  $         12.83    $         10.40
                                                                 ===============    ===============

TOTAL RETURN** ................................................            23.37%            (16.80)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ...........................  $        16,078    $        11,286
Ratios to average net assets (+):
     Net investment income (loss) including reimbursement .....            (0.52)%            (0.51)%*
     Operating expenses including reimbursement ...............             1.66%              1.70%*
Portfolio turnover rate** .....................................               42%                 9%


+    The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the
     Investment Adviser, or both.
     Had such actions not been taken, the ratios would have been as follows:
     Net investment income (loss)                                          (0.70)%            (3.13)%*
     Operating Expenses                                                     1.84%              4.32%*

----------
*   Annualized

**  For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2) The Fund commenced investment operations on December 28, 1998.

(3) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(4) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(6) The Fund's Investor Class commenced investment operations on July 31, 1998.

(7) The Fund commenced investment operations on October 2, 2000.

(a) Represents less than $0.005 per share.

(b) On December 27, 2000 the Hidden Value Fund ceased offering Investor Class shares.

(c) On March 15, 2001, the Fund ceased offering C Class shares and all remaining shares were redeemed.


(d) On September 21, 2001, the Fund ceased offering Investor Class Shares and all remaining shares were redeemed.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

                                       32     See Notes to Financial Statements

                                                                              SMALL CAP VALUE FUND(c)
                                                             ---------------------------------------------------------
                                                                              INSTITUTIONAL CLASS (4)
                                                             ---------------------------------------------------------
                                                             SIX MONTHS ENDED
                                                             FEBRUARY 28, 2002      YEAR ENDED           YEAR ENDED
                                                                (UNAUDITED)       AUGUST 31, 2001      AUGUST 31, 2000
                                                             -----------------    ---------------      ---------------
NET ASSET VALUE, BEGINNING OF PERIOD .......................  $         17.67     $         14.97      $         13.54
                                                              ---------------     ---------------      ---------------

Income from Investment Operations:
     Net investment income (loss) ..........................            (0.03)               0.00(a)              0.00(a)
     Net realized and unrealized gain (loss)
         on investments ....................................             1.07                3.48                 1.61
                                                              ---------------     ---------------      ---------------

     Total Income (Loss) from Investment Operations ........             1.04                3.48                 1.61
                                                              ---------------     ---------------      ---------------
Less Distributions:
     Dividends from net investment income ..................             0.00                0.00                 0.00
     Distributions from capital gains ......................            (0.49)              (0.78)               (0.18)
                                                              ---------------     ---------------      ---------------
     Total Distributions ...................................            (0.49)              (0.78)               (0.18)
                                                              ---------------     ---------------      ---------------

Net increase (decrease) in net asset value .................             0.55                2.70                 1.43
                                                              ---------------     ---------------      ---------------

NET ASSET VALUE, END OF PERIOD .............................  $         18.22     $         17.67      $         14.97
                                                              ===============     ===============      ===============


TOTAL RETURN** .............................................             6.05%              24.37%               12.08%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ........................  $        88,322     $        73,217      $        29,171
Ratios to average net assets (+):
     Net investment income (loss) including reimbursement ..            (0.31)%*            (0.03)%               0.00%
     Operating expenses including reimbursement ............             1.40%*              1.40%                1.40%
Portfolio turnover rate** ..................................               20%                 52%                  58%

+    The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the
     Investment Adviser, or both.
     Had such actions not been taken, the ratios would have been as follows:
     Net investment income (loss)                                       (0.45)%*            (0.32)%              (0.50)%
     Operating Expenses                                                  1.54%*              1.69%                1.90%


                                                                    SMALL CAP VALUE FUND(c)
                                                              ----------------------------------
                                                                    INSTITUTIONAL CLASS (4)
                                                              ----------------------------------
                                                                YEAR ENDED        PERIOD ENDED
                                                              AUGUST 31, 1999    AUGUST 31, 1998
                                                              ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD .......................  $         10.90    $         12.50
                                                              ---------------    ---------------

Income from Investment Operations:
     Net investment income (loss) ..........................            (0.01)              0.00(a)
     Net realized and unrealized gain (loss)
         on investments ....................................             2.72              (1.60)
                                                              ---------------    ---------------

     Total Income (Loss) from Investment Operations ........             2.71              (1.60)
                                                              ---------------    ---------------
Less Distributions:
     Dividends from net investment income ..................            (0.02)              0.00
     Distributions from capital gains ......................            (0.05)              0.00
                                                              ---------------    ---------------
     Total Distributions ...................................            (0.07)              0.00
                                                              ---------------    ---------------

Net increase (decrease) in net asset value .................             2.64              (1.60)
                                                              ---------------    ---------------

NET ASSET VALUE, END OF PERIOD .............................  $         13.54    $         10.90
                                                              ===============    ===============

TOTAL RETURN** .............................................            24.89%            (12.80)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ........................  $        20,038    $        13,849
Ratios to average net assets (+):
     Net investment income (loss) including reimbursement ..            (0.11)%             0.15%*
     Operating expenses including reimbursement ............             1.40%              1.40%*
Portfolio turnover rate** ..................................               56%                10%

+    The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the
     Investment Adviser, or both.
     Had such actions not been taken, the ratios would have been as follows:
     Net investment income (loss)                                       (0.85)%            (3.32)%*
     Operating Expenses                                                  2.14%              4.87%*



                                       33     See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

                                                                           SMALL CAP VALUE FUND(c)
                                          ---------------------------------------------------------------------------------------
                                                                              INVESTOR CLASS (6)
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 2002      YEAR ENDED         YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                             (UNAUDITED)       AUGUST 31, 2001  AUGUST 31, 2000  AUGUST 31, 1999  AUGUST 31, 1998
                                          -----------------    ---------------  ---------------  ---------------  ---------------
Net Asset Value, beginning of
   period ..............................     $        17.51    $         14.89  $         13.52  $         10.91  $         13.45
Income from Investment
   Operations:
    Net investment income (loss)                      (0.06)             (0.06)           (0.06)           (0.07)            0.00(a)
    Net realized and unrealized gain
       (loss) on investment ............               1.06               3.46             1.61             2.74            (2.54)
                                          -----------------    ---------------  ---------------  ---------------  ---------------
    Total Income (Loss) from
       Investment Operations ...........               1.00               3.40             1.55             2.67            (2.54)
                                          -----------------    ---------------  ---------------  ---------------  ---------------
Less Distributions:
   Dividends from net investment
       income ..........................               0.00               0.00             0.00            (0.01)            0.00
   Distributions from capital gains ....              (0.49)             (0.78)           (0.18)           (0.05)            0.00
                                          -----------------    ---------------  ---------------  ---------------  ---------------
   Total Distributions .................              (0.49)             (0.78)           (0.18)           (0.06)            0.00
                                          -----------------    ---------------  ---------------  ---------------  ---------------

Net increase (decrease) in net
   asset value .........................               0.51               2.62             1.37             2.61            (2.54)
                                          -----------------    ---------------  ---------------  ---------------  ---------------

NET ASSET VALUE, END OF PERIOD .........  $           18.02    $         17.51  $         14.89  $         13.52  $         10.91
                                          =================    ===============  ===============  ===============  ===============

TOTAL RETURN** .........................               5.87%             23.94%           11.65%           24.51%          (18.88)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ....  $          22,672    $         8,922  $         5,179  $           957  $            31
Ratios to average net assets (+):
     Net investment income (loss)
         including reimbursement .......              (0.66)%*           (0.38)%          (0.48)%          (0.50)%           0.15%*
     Operating expenses including
         reimbursement .................               1.75%*             1.75%            1.75%            1.75%            1.40%*
Portfolio turnover rate**...............                 20%                52%              58%              56%              10%

+    The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both
     Had such actions not been taken, the ratios would have been as follows:
     Net investment income (loss) ......              (0.80)%*           (0.67)%          (1.10)%          (1.43)%          (3.67)%*
     Operating Expenses ................               1.89%*             2.04%            2.37%            2.68%            5.22%*

----------
*  Annualized
** For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.
(2) The Fund commenced investment operations on December 28, 1998.
(3) The Fund's Institutional Class commenced investment operations on January 1, 1998.
(4) The Fund's Institutional Class commenced investment operations on December 30, 1997.
(5) The Fund's Institutional Class commenced investment operations on December 30, 1998.
(6) The Fund's Investor Class commenced investment operations on July 31, 1998.
(7) The Fund commenced investment operations on October 2, 2000.
(a) Represents less than $0.005 per share.
(b) On December 27, 2000 the Hidden Value Fund ceased offering Investor Class shares.
(c) On March 15, 2001, the Fund ceased offering C Class shares and all remaining shares were redeemed.
(d) On September 21, 2001, the Fund ceased offering Investor Class Shares and all remaining shares were redeemed.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.


                                       34      See Notes to Financial Statements

                                                                       [GRAPHIC]

                                     HIDDEN VALUE FUND(b)
-----------------------------------------------------------------------------------------
                                    INSTITUTIONAL CLASS (1)
-----------------------------------------------------------------------------------------
SIX MONTHS ENDED
FEBRUARY 28, 2002      YEAR ENDED          YEAR ENDED       YEAR ENDED     PERIOD ENDED
   (UNAUDITED)       AUGUST 31, 2001   AUGUST 31, 2000   AUGUST 31, 1999  AUGUST 31, 1998
-----------------    ---------------   ---------------   ---------------  ---------------
$           13.29    $         12.50   $         12.48   $          9.76  $         12.50

             0.01               0.09              0.11              0.06             0.03

             0.90               1.22              0.58              2.86            (2.77)
-----------------    ---------------   ---------------   ---------------  ---------------
             0.91               1.31              0.69              2.92            (2.74)
-----------------    ---------------   ---------------   ---------------  ---------------

            (0.09)             (0.07)            (0.08)            (0.08)            0.00
            (0.40)             (0.45)            (0.59)            (0.12)            0.00
-----------------    ---------------   ---------------   ---------------  ---------------
            (0.49)             (0.52)            (0.67)            (0.20)            0.00
-----------------    ---------------   ---------------   ---------------  ---------------

             0.42               0.79              0.02              2.72            (2.74)
-----------------    ---------------   ---------------   ---------------  ---------------

$           13.71    $         13.29   $         12.50   $         12.48  $          9.76
=================    ===============   ===============   ===============  ===============

             7.06%             10.99%             5.99%            30.11%          (21.92)%

$           6,534    $         6,003   $         5,381   $         1,628  $           925

             0.21%*             0.69%             1.10%             0.45%            0.58%*
             1.30%*             1.30%             1.30%             1.30%            1.30%*
               21%                42%              112%               74%              74%


            (1.16)%*           (1.00)%           (1.45)%           (4.18)%         (15.16)%*
             2.67%*             2.99%             3.85%             5.93%           17.04%*



                                       35      See Notes to Financial Statements

FINANCIAL HIGHLIGHTS


                                                           MERGER & ACQUISITION FUND                 SMALL CAP GROWTH FUND
                                                     ------------------------------------   -------------------------------------
                                                            INSTITUTIONAL CLASS (7)                 INSTITUTIONAL CLASS (7)
                                                     ------------------------------------   -------------------------------------
                                                     SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                     FEBRUARY 28, 2002     PERIOD ENDED     FEBRUARY 28, 2002      PERIOD ENDED
                                                        (UNAUDITED)       AUGUST 31, 2001       (UNAUDITED)       AUGUST 31, 2001
                                                     -----------------    ---------------   -----------------     ---------------
Net Asset Value, beginning of
   period ..............................               $         13.40    $         12.50     $          8.61     $         12.50
                                                       ---------------    ---------------     ---------------     ---------------
Income from Investment Operations:
    Net investment income (loss) .......                          0.01               0.07               (0.05)              (0.08)
    Net realized and unrealized gain
       (loss) on investment ............                          0.32               0.86               (0.31)              (3.81)
                                                       ---------------    ---------------     ---------------     ---------------
    Total Income (Loss) from
       Investment Operations ...........                          0.33               0.93               (0.36)              (3.89)
                                                       ---------------    ---------------     ---------------     ---------------
Less Distributions:
   Dividends from net investment
       income ..........................                         (0.04)             (0.03)               0.00                0.00
   Distributions from capital gains ....                         (0.79)              0.00               (0.03)               0.00
                                                       ---------------    ---------------     ---------------     ---------------
   Total Distributions .................                         (0.83)             (0.03)              (0.03)               0.00
                                                       ---------------    ---------------     ---------------     ---------------
Net increase (decrease) in net
   asset value .........................                         (0.50)              0.90               (0.39)              (3.89)
                                                       ---------------    ---------------     ---------------     ---------------

NET ASSET VALUE, END OF PERIOD .........               $         12.90    $         13.40     $          8.22     $          8.61
                                                       ===============    ===============     ===============     ===============

TOTAL RETURN** .........................                          2.69%              7.46%              (4.22)%            (31.12)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s) ....               $           221    $           215     $        45,098     $        40,391
Ratios to average net assets (+):
     Net investment income (loss)
         including reimbursement .......                         0.19%*              0.62%*             (1.13)%*            (0.88)%*
     Operating expenses including
         reimbursement .................                         1.30%*              1.30%*              1.20%*              1.20%*
Portfolio turnover rate**...............                           99%                250%                 76%                127%
+    The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the
     Investment Adviser, or both.
     Had such actions not been taken, the ratios would have been as follows:
     Net investment income (loss) ......                        (24.59)%*          (19.41)%*            (1.50)%*            (1.51)%*
     Operating Expenses ................                         26.08%*            21.33%*              1.57%*              1.83%*


*  Annualized
** For periods less than one year, percentages are not annualized.
(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.
(2) The Fund commenced investment operations on December 28, 1998.
(3) The Fund's Institutional Class commenced investment operations on January 1, 1998.
(4) The Fund's Institutional Class commenced investment operations on December 30, 1997.
(5) The Fund's Institutional Class commenced investment operations on December 30, 1998.
(6) The Fund's Investor Class commenced investment operations on July 31, 1998.
(7) The Fund commenced investment operations on October 2, 2000.
(a) Represents less than $0.005 per share.
(b) On December 27, 2000 the Hidden Value Fund ceased offering Investor Class shares.
(c) On March 15, 2001, the Fund ceased offering C Class shares and all remaining shares were redeemed.
(d) On September 21, 2001, the Fund ceased offering Investor Class Shares and all remaining shares were redeemed.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

                                       36      See Notes to Financial Statements

                                                                       [GRAPHIC]

                    INTERNATIONAL SMALL CAP EQUITY FUND
-------------------------------------------------------------------------
                          INSTITUTIONAL CLASS (5)
-------------------------------------------------------------------------
SIX MONTHS ENDED
FEBRUARY 28, 2002      YEAR ENDED           YEAR ENDED     PERIOD ENDED
   (UNAUDITED)       AUGUST 31, 2001    AUGUST 31, 2000   AUGUST 31, 1999
-----------------    ---------------    ---------------   ---------------
 $          12.18    $         23.46    $         15.13   $         12.50
 ----------------    ---------------    ---------------   ---------------

            (0.06)              0.00(a)           (0.15)            (0.02)

            (2.10)            (10.29)              8.68              2.65
 ----------------    ---------------    ---------------   ---------------
            (2.16)            (10.29)              8.53              2.63
 ----------------    ---------------    ---------------   ---------------

             0.00               0.00               0.00              0.00
             0.00              (0.99)             (0.20)             0.00
 ----------------    ---------------    ---------------   ---------------
             0.00              (0.99)             (0.20)             0.00
 ----------------    ---------------    ---------------   ---------------

            (2.16)            (11.28)              8.33              2.63
 ----------------    ---------------    ---------------   ---------------

 $          10.02    $         12.18    $         23.46   $         15.13
 ================    ===============    ===============   ===============

           (17.73)%           (44.94)%            56.70%            21.04%

 $         10,260    $        12,179    $        20,977   $         6,768

            (1.11)%*           (0.01)%            (0.65)%           (0.22)%*
             1.60%*             1.60%              1.60%             1.60%*
                5%                26%                20%               52%


            (2.01)%*           (0.40)%            (1.23)%           (2.35)%*
             2.50%*             1.99%              2.18%             3.73%*

                      INTERNATIONAL EQUITY FUND (c)
-------------------------------------------------------------------------
                          INSTITUTIONAL CLASS (5)
-------------------------------------------------------------------------
SIX MONTHS ENDED
FEBRUARY 28, 2002      YEAR ENDED          YEAR ENDED       PERIOD ENDED
   (UNAUDITED)       AUGUST 31, 2001   AUGUST 31, 2000    AUGUST 31, 1999
-----------------    ---------------   ---------------    ---------------
  $         11.32    $         17.87   $         14.13    $         12.50
 ----------------    ---------------    ---------------   ---------------

            (0.04)              0.01              0.00(a)            0.09

            (0.95)             (5.30)             3.99               1.54
 ----------------    ---------------    ---------------   ---------------
            (0.99)             (5.29)             3.99               1.63
 ----------------    ---------------    ---------------   ---------------

            (0.30)              0.00             (0.25)              0.00
             0.00              (1.26)             0.00               0.00
 ----------------    ---------------    ---------------   ---------------
            (0.30)             (1.26)            (0.25)              0.00
 ----------------    ---------------    ---------------   ---------------

            (1.29)             (6.55)             3.74               1.63
 ----------------    ---------------    ---------------   ---------------

$           10.03    $         11.32   $         17.87    $         14.13
 ================    ===============    ===============   ===============

            (9.28)%           (31.20)%           28.26%             13.04%

$           1,482    $         6,036   $        16,427    $          5,566

            (0.80)%*            0.10%            (0.02)%              1.08%*
             1.45%*             1.45%             1.45%               1.45%*
               53%                50%               24%                 10%


            (5.45)%*           (0.90)%           (0.92)%             (1.07)%*
             6.10%*             2.45%             2.35%               3.60%*


                                       37      See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION

Undiscovered Managers Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust currently consists of ten separately managed funds advised by Undiscovered Managers, LLC (the "Adviser"). The accompanying financial statements and financial highlights are those of Undiscovered Managers Behavioral Growth Fund ("Behavioral Growth Fund"), Undiscovered Managers Behavioral Value Fund ("Behavioral Value Fund"), Undiscovered Managers REIT Fund ("REIT Fund"), Undiscovered Managers Special Small Cap Fund ("Special Small Cap Fund"), Undiscovered Managers Small Cap Value Fund ("Small Cap Value Fund"), Undiscovered Managers Hidden Value Fund ("Hidden Value Fund"), UM Merger & Acquisition Fund ("Merger & Acquisition Fund"), UM Small Cap Growth Fund ("Small Cap Growth Fund"), UM International Small Cap Equity Fund ("International Small Cap Equity Fund"), and UM International Equity Fund ("International Equity Fund"), each a "Fund", and collectively, the "Funds". Each Fund is a diversified fund except for Special Small Cap Fund and REIT Fund, which are non-diversified.

Behavioral Growth Fund and Small Cap Value Fund had outstanding as of February 28, 2002 two classes of shares (Institutional Class shares and Investor Class shares). Behavioral Value Fund, REIT Fund, Special Small Cap Fund, Hidden Value Fund, International Small Cap Equity Fund, International Equity, Merger & Acquisition Fund and Small Cap Growth Fund had outstanding as of February 28, 2002 only Institutional Class shares. Each share of a particular Fund represents an interest in the assets of the relevant Fund and has identical dividend, liquidation and other rights as the other shares of the Fund, except that, in the case of a Fund with multiple classes of shares, certain expenses may be incurred by the one class of shares which may result in differences in dividend and liquidation values. Each share of a Fund has one vote, with fractional shares voting proportionally. On any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote will vote together irrespective of Fund or class unless the rights of a particular Fund or class would be adversely affected by the vote, in which case a separate vote of that Fund or class will be required to decide the question. Each class of shares bears its own proportional share of fund level expenses with the Investor Class shares bearing a service and distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Domestic and foreign investments in securities which are traded on a recognized stock exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, or in the case of over-the-counter securities not traded on a recognized stock exchange or on the NASDAQ National Market System, at the last bid price. Short-term obligations that mature in sixty days or less are valued at amortized cost, which approximates market value. All other securities for which market quotations are not readily available (including restricted securities) and all other assets are appraised at their fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

Foreign Currency Translation: The books and records of each Fund are maintained in United States (U.S.) dollars. Foreign currencies, commitments under forward foreign currency contracts, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of each business day, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations arising as a result of changes in foreign exchange rates from the changes in the market prices of securities. Unrealized gains and losses on other assets and liabilities, which result from changes in foreign exchange rates have been included in net unrealized appreciation/ (depreciation) on foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses occurring between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Fund and the amounts actually received.

                                                                       [GRAPHIC]


Forward Foreign Currency Exchange Contracts: International Small Cap Equity Fund and International Equity Fund may participate in forward currency exchange contracts, but such participation will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of the default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method on the date that security is sold. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.

Classes: For each Fund, any class-specific expenses are borne by the relevant class. Income, non-class specific expenses and realized and unrealized gains (losses) are allocated to the respective classes on the basis of relative net assets.

Expenses: The Trust accounts separately for the assets, liabilities, and operations of each Fund. Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated based upon the relative net assets of each Fund.

Cash: The Fund's uninvested cash balances are swept daily into an interest-bearing account at the custodial bank. Cash overdrafts are recorded as due to custodian on the statement of assets and liabilities and bear interest at a market rate.

Organization Costs: Organization costs are being amortized on a straight-line basis over five years for Behavioral Growth Fund, REIT Fund, Special Small Cap Fund, Small Cap Value Fund and Hidden Value Fund.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal to 102% to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The value of the collateral is monitored daily.

3. INVESTMENT ADVISORY, SUB-ADVISORY, ADMINISTRATION AND OTHER FEES

For each Fund, the Trust and the Adviser are parties to a management agreement under which the Adviser provides services for a fee, computed daily and paid at least quarterly, at the following annual percentage rates based on the average daily net assets of each Fund: 0.95% for the Behavioral Growth Fund, 1.05% for the Behavioral Value Fund, 1.05% for the REIT Fund, 0.65% to 1.65% (depending on the investment performance of the Fund) for the Special Small Cap Fund, 1.05% for the Small Cap Value Fund, 0.95% for the Hidden Value Fund, 1.15% for the International Small Cap Equity Fund, 0.95% for the International Equity Fund, 0.95% for the Merger & Acquisition Fund and 0.95% for the Small Cap Growth Fund.

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2002 (UNAUDITED)

The advisory fee rate for the Special Small Cap Fund is determined by adding to (or subtracting from) 1.15%, one-fifth of the number of basis points by which the total return of the Fund (excluding expenses) during the one-year period ending at the end of a calendar quarter exceeds (or falls short of) the total return of the Russell 2000 Index during the one-year period ending at the end of such a quarter. The advisory fee rate will not exceed the annual rate of 1.65% nor be less than the annual rate of 0.65%. For the six months ended February 28, 2002, the advisory fee was accrued at the rate of 1.65%.

The Adviser has contractually agreed to reduce its management fees and pay the expenses of each Fund's Institutional Class and Investor Class shares in order to limit such classes' expenses (exclusive of brokerage costs, interest, taxes, and extraordinary expenses) to the following annual percentage rates of their respective average daily net assets, subject to the obligation of each class of a Fund to repay the Adviser such class's deferred fees and expenses in future years, if any, when such class's expenses (exclusive of brokerage costs, interest, taxes, and extraordinary expenses), fall below the stated percentage rate, but only to the extent that such repayment would not cause such class's expenses (exclusive of brokerage costs, interest, taxes, and extraordinary expenses), in any such future year, to exceed the stated percentage rate, and provided that such class is not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred (for expenses incurred prior to December 28, 1999, the Fund's repayment obligations extend until two years after the end of the fiscal year in which the expenses were incurred): 1.30% and 1.65% for Behavioral Growth Fund's Institutional Class and Investor Class shares, respectively; 1.40% for Behavioral Value Fund's Institutional Class shares; 1.40% for REIT Fund's Institutional Class shares; the sum of 0.55% plus the advisory fee rate for the year in question for Special Small Cap Fund's Institutional Class shares; 1.40% and 1.75% for Small Cap Value Fund's Institutional Class and Investor Class shares, respectively; 1.30% for Hidden Value Fund's Institutional Class shares; 1.60% for International Small Cap Equity Fund's Institutional Class shares; 1.45% for International Equity Fund's Institutional Class shares; 1.30% for Merger & Acquisition Fund's Institutional Class shares and 1.20% for Small Cap Growth Fund's Institutional Class shares.

For the six months ended February 28, 2002, the Adviser reduced its fees and bore expenses pursuant to this contractual obligation. Such amounts are subject to recoupment through the end of the Trust's fiscal year ending August 31, 2004. Additionally, the Adviser reduced its fees and bore expenses pursuant to this obligation in prior years that are subject to recoupment through the Trust's fiscal years ending 2002 and 2003. Total amounts subject to recoupment as of February 28, 2002 are as follows: $113,350, $48,975, $50,673, $24,432, $62,598,
$40,758, $45,978, $53,538, $25,853, and $80,944, for Behavioral Growth Fund,
Behavioral Value Fund, REIT Fund, Special Small Cap Fund, Small Cap Value Fund, Hidden Value Fund, International Small Cap Equity Fund, International Equity Fund, Merger & Acquisition Fund and Small Cap Growth Fund, respectively.

The Adviser has entered into various sub-advisory agreements pursuant to which the Adviser shall pay each sub-adviser an annual fee at the following rates:

                                                                       FEE RATE AS % OF FUND'S
FUND                                SUB-ADVISER                        AVERAGE DAILY NET ASSETS
------------------------            -----------------------            ---------------------------------
Behavioral Growth Fund              Fuller & Thaler Asset              0.60% of the first $200 million
                                    Management, Inc.                   0.55% of the next $100 million
                                                                       0.50% in excess of $300 million

Behavioral Value Fund               Fuller & Thaler Asset              0.70% of the first $200 million
                                    Management, Inc.                   0.65% of the next $100 million
                                                                       0.60% in excess of $300 million

REIT Fund                           Bay Isle Financial Corporation     0.70% of the first $200 million
                                                                       0.65% of the next $100 million
                                                                       0.60% in excess of $300 million

Special Small Cap Fund              Kestrel Investment                 0.30% - 1.30%*
                                    Management Corporation

                                                                       [GRAPHIC]

                                                                       FEE RATE AS % OF FUND'S
FUND                                SUB-ADVISER                        AVERAGE DAILY NET ASSETS
------------------------            -----------------------            ---------------------------------
Small Cap Value Fund                J.L. Kaplan Associates, LLC        0.70% of the first $200 million
                                                                       0.65% of the next $100 million
                                                                       0.60% in excess of $300 million

Hidden Value Fund                   J.L. Kaplan Associates, LLC        0.60% of the first $200 million
                                                                       0.55% of the next $100 million
                                                                       0.50% in excess of $300 million

Merger & Acquisition Fund           J.L. Kaplan Associates, LLC        0.60% of the first $200 million
                                                                       0.55% of the next $100 million
                                                                       0.50% in excess of $300 million

Small Cap Growth Fund               Mazama Capital Management, Inc.    0.60% of the first $200 million
                                                                       0.55% of the first $100 million
                                                                       0.50% in excess of $300 million

International Small Cap             Nordea Securities, Inc.            0.80% of the first $200 million
Equity Fund                                                            0.75% of the next $100 million
                                                                       0.70% in excess of $300 million

International Equity Fund           Nordea Securities, Inc.            0.60% of the first $200 million
                                                                       0.55% of the next $100 million
                                                                       0.50% in excess of $300 million

* Sub-advisory fee rate for the Special Small Cap Fund varies depending on the investment performance of the Fund.

The Trust and the Adviser have entered into an Administrative Services Agreement, pursuant to which the Adviser has agreed to provide each Fund all administrative services. Under the Administrative Services Agreement, each Fund pays the Adviser a monthly fee at the annual rate of 0.25% of the Fund's average daily net assets.

The Trust has adopted a Service and Distribution Plan with respect to its Investor Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Investor Class 12b-1 Plan"). Under the Investor Class 12b-1 Plan, the Trust may pay fees as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of Investor Class shares of the Trust, (ii) providing services relating to the Investor Class shares of the Trust (which would be in addition to any general services provided to a Fund as a whole) and (iii) providing additional personal services to the Trust's Investor Class shareholders and/or for the maintenance of Investor Class shareholder accounts. On an annual basis, the aggregate amount of fees under the Investor Class 12b-1 Plan with respect to each Fund authorized to issue Investor Class shares will not exceed 0.35% of the Fund's average daily net assets attributable to its Investor Class shares.

Prior to its implementation of the Investor Class 12b-1 Plan, Behavioral Growth Fund and Small Cap Value Fund had a Shareholder Servicing Plan relating to Investor Class shares (the "Shareholder Servicing Plan"). Pursuant to the Shareholder Servicing Plan, the Trust, on behalf of the Investor Class shares of each Fund, paid to the Adviser, as the shareholder servicing agent of the Investor Class shares of the Funds, or such other entity as from time to time act as the shareholder servicing agent of such Investor Class shares (the "Servicing Agent"), a fee for services rendered and expenses borne by the Servicing Agent in connection with the provision of certain services provided to Investor Class shareholders, at an annual rate not to exceed 0.35% of a Fund's average daily net assets attributable to such Fund's Investor Class shares.

The Bank of New York is the custodian for all the Funds. PFPC Distributors, Inc. acts as the distributor for the Funds.

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2002 (UNAUDITED)

4. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to all Funds, dividends from net investment income, if any, are distributed at least annually and net realized capital gains from investment transactions, if any, are normally distributed to shareholders annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees of the Trust. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and capital gain distributions are determined in accordance with income tax requirements, which may differ from GAAP. To the extent the differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These reclassifications have no effect upon net assets or net asset values.

5. TRUSTEES' COMPENSATION

Certain officers of the Trust are affiliated with the Adviser. The Trust does not compensate any officers or any trustees who are affiliated with the Adviser. The Trust pays each unaffiliated trustee an annual retainer of $10,000. Each unaffiliated Trustee may elect not to receive such fees on a current basis but to receive in a subsequent period an amount equal to the value that would have resulted had the fees been invested in one or more of the Funds (selected in advance by the Trustee) on the normal payment date for such fees.

6. INVESTMENT TRANSACTIONS

Aggregate purchases and proceeds from sales of investment securities (other than U.S. Government Obligations and short-term investments) for the six months ended February 28, 2002 were:

                                                     AGGREGATE                  PROCEEDS
FUND                                                 PURCHASES                 FROM SALES
-----------------------------                       -----------               -----------
Behavioral Growth Fund                              $44,225,766               $59,696,025
Behavioral Value Fund                                 7,622,775                 5,763,605
REIT Fund                                            38,630,908                16,872,015
Special Small Cap Fund                                2,532,844                13,953,587
Small Cap Value Fund                                 30,399,264                16,018,007
Hidden Value Fund                                     1,077,480                 1,273,405
Merger & Acquisition Fund                               202,366                   279,499
Small Cap Growth Fund                                40,052,951                32,324,841
International Small Cap Equity Fund                     533,159                   723,086
International Equity Fund                             1,441,283                 5,583,205


The aggregate gross unrealized appreciation and depreciation and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis, at February 28, 2002, for each Fund were as follows:

FUND                                        TAX COST       APPRECIATION    (DEPRECIATION)    NET APP. (DEP)
----                                       -----------     ------------    --------------    --------------
Behavioral Growth Fund                     $80,058,873     $ 23,067,401    $   (5,600,703)   $   17,466,698
Behavioral Value Fund                       29,931,463        7,760,521        (2,962,184)        4,798,337
REIT Fund                                   88,740,919       12,095,145            (5,152)       12,089,993
Special Small Cap Fund                       7,658,672        2,790,642          (774,601)        2,016,041
Small Cap Value Fund                        82,450,480       19,525,748        (3,397,740)       16,128,008
Hidden Value Fund                            5,049,029        1,160,574          (604,304)          556,270
Merger & Acquisition Fund                      175,710            6,666           (11,570)          (4,904)
Small Cap Growth Fund                       49,011,032        4,144,770        (8,295,644)      (4,150,874)
International Small Cap Equity Fund         15,070,263          668,218        (5,919,273)      (5,251,055)
International Equity Fund                    1,534,922          137,008          (126,862)           10,146

                                                                       [GRAPHIC]

7. CONCENTRATION OF RISK

Small Companies: All of the Funds may invest in companies with relatively small market capitalizations. Several of the Funds will invest primarily in such companies. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.

Real Estate Investment Trusts: REIT Fund invests primarily in shares of real estate investment trusts. While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with direct ownership of real estate. These risks may include, but are not limited to, price movement as a result of interest rate fluctuations, general and local economic conditions, and heavy cash flow dependency, in addition to securities market risks.

Foreign Securities: International Equity and International Small Cap Equity Funds invest primarily in foreign securities. Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers. These risks include re-valuation of currencies, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Additionally, there may be less available information about a foreign corporate or government issuer than about a U.S. issuer, and securities of many foreign companies and governments may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

8. TERMINATION OF CLASSES OF SHARES

On July 18, 2001, the Trustees approved a resolution that actions be taken to cease the sale of Investor Class Shares by REIT Fund. As of September 21, 2001, Investor Class Shares of the REIT Fund were no longer offered and, on that date, all Investor Class shares of the Fund were redeemed.

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     BY E-MAIL.....................      INVEST@UNDISCOVEREDMANAGERS.COM

                          WWW.UNDISCOVEREDMANAGERS.COM

                           UNDISCOVERED MANAGERS FUNDS
                             700 NORTH PEARL STREET

                                   SUITE 1700
                               DALLAS, TEXAS 75201
                                 (888) 242-3514

                          WWW.UNDISCOVEREDMANAGERS.COM

                                                                      UM-SR-2002